UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22540

FQF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Ronald C. Martin, Trustee

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 90.5%
Common Stocks - 88.7%
Aerospace & Defense - 2.6%
BWX Technologies, Inc.(a)	438	$11,546
Hexcel Corp.(a)	274	12,291
Northrop Grumman Corp.(a)	74	12,280
Orbital ATK, Inc.(a)	172	12,362
Spirit AeroSystems Holdings, Inc., Class A(a)*	256	12,375
TransDigm Group, Inc.(a)*	54	11,470
		72,324
Airlines - 1.4%
Alaska Air Group, Inc.(a)	154	12,235
Allegiant Travel Co.	56	12,110
JetBlue Airways Corp.(a)*	502	12,937
		37,282
Banks - 2.6%
Bank of the Ozarks, Inc.	276	12,078
First Republic Bank(a)	182	11,424
PrivateBancorp, Inc.(a)	320	12,265
Synovus Financial Corp.(a)	416	12,314
United Bankshares, Inc.(a)	324	12,309
Webster Financial Corp.(a)	346	12,328
		72,718
Beverages - 0.9%
Constellation Brands, Inc., Class A(a)	94	11,770
Monster Beverage Corp.(a)*	90	12,162
		23,932
Biotechnology - 4.4%
Anacor Pharmaceuticals, Inc.*	102	12,006
BioMarin Pharmaceutical, Inc.(a)*	118	12,428
Bluebird Bio, Inc.*	142	12,148
Clovis Oncology, Inc.*	134	12,323
Dyax Corp.*	618	11,798
Incyte Corp.(a)*	106	11,695
Intrexon Corp.*	382	12,147
Neurocrine Biosciences, Inc.*	308	12,255
Radius Health, Inc.*	178	12,337
Regeneron Pharmaceuticals, Inc.(a)*	26	12,094
		121,231
Building Products - 1.8%
A.O. Smith Corp.(a)	188	12,256
Lennox International, Inc.(a)	108	12,240
Masco Corp.(a)	488	12,288
Owens Corning(a)	294	12,321
		49,105
Capital Markets - 0.9%
Janus Capital Group, Inc.(a)	912	12,403
SEI Investments Co.(a)	254	12,251
		24,654
Chemicals - 3.5%
Air Products & Chemicals, Inc.(a)	96	12,248
Ashland, Inc.(a)	122	12,276
CF Industries Holdings, Inc.(a)	274	12,302
International Flavors & Fragrances, Inc.(a)	120	12,391
Scotts Miracle-Gro Co./The, Class A(a)	186	11,312
Sensient Technologies Corp.(a)	200	12,260
Sherwin-Williams Co./The(a)	54	12,030
W.R. Grace & Co.(a)*	132	12,283
		97,102
Commercial Services & Supplies - 0.4%
Cintas Corp.(a)	136	11,662

Communications Equipment - 0.9%
Infinera Corp.*	634	12,401
Palo Alto Networks, Inc.(a)*	72	12,384
		24,785
Construction Materials - 0.9%
Martin Marietta Materials, Inc.(a)	82	12,460
Vulcan Materials Co.(a)	138	12,310
		24,770
Consumer Finance - 0.9%
Santander Consumer USA Holdings, Inc.(a)*	602	12,293
Synchrony Financial(a)*	392	12,269
		24,562
Containers & Packaging - 1.7%
Avery Dennison Corp.(a)	200	11,314
Berry Plastics Group, Inc.(a)*	410	12,329
Sealed Air Corp.(a)	252	11,814
WestRock Co.(a)	240	12,345
		47,802
Diversified Consumer Services - 0.9%
Graham Holdings Co., Class B(a)	22	12,694
Service Corp. International(a)	452	12,249
		24,943
Diversified Financial Services - 2.2%
CME Group, Inc.(a)	132	12,242
Intercontinental Exchange, Inc.(a)	50	11,749
MarketAxess Holdings, Inc.(a)	134	12,446
MSCI, Inc.(a)	206	12,249
Nasdaq, Inc.(a)	216	11,519
		60,205
Electric Utilities - 0.9%
Pinnacle West Capital Corp.(a)	192	12,315
Xcel Energy, Inc.(a)	344	12,181
		24,496
Electrical Equipment - 0.4%
Acuity Brands, Inc.(a)	70	12,291

Electronic Equipment, Instruments & Components - 0.4%
IPG Photonics Corp.(a)*	162	12,307

Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.(a)	110	11,321
Kroger Co./The(a)	340	12,264
Walgreens Boots Alliance, Inc.(a)	148	12,299
		35,884
Food Products - 1.8%
Kraft Heinz Co./The(a)	174	12,281
Pinnacle Foods, Inc.	296	12,396
Post Holdings, Inc.(a)*	208	12,293
WhiteWave Foods Co./The(a)*	308	12,366
		49,336
Gas Utilities - 0.9%
Atmos Energy Corp.	212	12,334
WGL Holdings, Inc.(a)	198	11,419
		23,753

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Health Care Equipment & Supplies - 1.7%
ABIOMED, Inc.*	132	$12,244
DexCom, Inc.(a)*	136	11,677
Edwards Lifesciences Corp.(a)*	84	11,942
Hologic, Inc.(a)*	298	11,661
		47,524
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc.(a)*	184	12,194
Aetna, Inc.(a)	112	12,254
AmerisourceBergen Corp.(a)	128	12,159
Centene Corp.(a)*	226	12,256
MEDNAX, Inc.(a)*	160	12,286
UnitedHealth Group, Inc.(a)	106	12,297
VCA, Inc.(a)*	220	11,583
		85,029
Hotels, Restaurants & Leisure - 3.1%
Buffalo Wild Wings, Inc.*	64	12,380
Cracker Barrel Old Country Store, Inc.(a)	82	12,077
Darden Restaurants, Inc.(a)	180	12,337
Domino's Pizza, Inc.(a)	114	12,302
Norwegian Cruise Line Holdings Ltd.(a)*	204	11,689
Royal Caribbean Cruises Ltd.(a)	130	11,582
Starbucks Corp.	216	12,277
		84,644
Household Durables - 2.2%
D.R. Horton, Inc.(a)	420	12,331
Jarden Corp.(a)*	252	12,318
Leggett & Platt, Inc.(a)	298	12,292
Mohawk Industries, Inc.(a)*	68	12,362
NVR, Inc.*	8	12,202
		61,505
Insurance - 4.4%
American Financial Group, Inc.(a)	168	11,577
AmTrust Financial Services, Inc.	196	12,344
Arch Capital Group Ltd.(a)*	170	12,490
Axis Capital Holdings Ltd.(a)	208	11,174
First American Financial Corp.(a)	306	11,955
FNF Group(a)	348	12,344
Hanover Insurance Group, Inc./The(a)	146	11,344
Hartford Financial Services Group, Inc./The(a)	268	12,269
Markel Corp.(a)*	16	12,830
Progressive Corp./The(a)	380	11,643
		119,970
Internet & Catalog Retail - 1.3%
Amazon.com, Inc.(a)*	22	11,262
Expedia, Inc.	104	12,239
Netflix, Inc.(a)*	120	12,391
		35,892
Internet Software & Services - 0.8%
CoStar Group, Inc.(a)*	66	11,422
j2 Global, Inc.(a)	166	11,761
		23,183
IT Services - 7.1%
Accenture plc, Class A	124	12,184
Amdocs Ltd.(a)	202	11,490
Broadridge Financial Solutions, Inc.(a)	220	12,177
Cognizant Technology Solutions Corp., Class A(a)*	184	11,520
CoreLogic, Inc.(a)*	330	12,286
EPAM Systems, Inc.*	166	12,370
Euronet Worldwide, Inc.(a)*	168	12,447
Fiserv, Inc.(a)*	136	11,779
Genpact Ltd.(a)*	482	11,380
Global Payments, Inc.(a)	116	13,309
MasterCard, Inc., Class A(a)	136	12,256
MAXIMUS, Inc.(a)	206	12,270
Sabre Corp.	452	12,285
Total System Services, Inc.(a)	260	11,812
Vantiv, Inc., Class A(a)*	264	11,859
Visa, Inc., Class A(a)	178	12,400
		193,824
Leisure Products - 0.4%
Hasbro, Inc.(a)	170	12,264

Machinery - 0.9%
Middleby Corp./The(a)*	118	12,412
Toro Co./The	174	12,274
		24,686
Multi-Utilities - 2.3%
CMS Energy Corp.(a)	350	12,362
Consolidated Edison, Inc.(a)	182	12,167
NiSource, Inc.(a)	662	12,280
PG&E Corp.(a)	234	12,355
WEC Energy Group, Inc.(a)	242	12,637
		61,801
Oil, Gas & Consumable Fuels - 5.4%
Diamondback Energy, Inc.(a)	192	12,403
HollyFrontier Corp.(a)	246	12,015
Kinder Morgan, Inc.(a)	450	12,456
Marathon Petroleum Corp.(a)	266	12,324
Newfield Exploration Co.*	378	12,436
PBF Energy, Inc., Class A(a)	442	12,478
Phillips 66(a)	162	12,448
Tesoro Corp.(a)	116	11,280
Valero Energy Corp.(a)	206	12,381
Western Refining, Inc.(a)	278	12,265
Williams Cos., Inc./The(a)	338	12,455
World Fuel Services Corp.(a)	344	12,315
		147,256
Paper & Forest Products - 0.4%
Domtar Corp.(a)	342	12,227

Pharmaceuticals - 0.9%
Horizon Pharma plc*	634	12,566
Impax Laboratories, Inc.(a)*	350	12,323
		24,889
Professional Services - 0.9%
CEB, Inc.(a)	180	12,301
Equifax, Inc.(a)	126	12,245
		24,546
Real Estate Investment Trusts (REITs) - 6.3%
Alexandria Real Estate Equities, Inc.(a)	146	12,362
Apartment Investment & Management Co., Class A(a)	332	12,291
CubeSmart(a)	486	13,224
Equinix, Inc.(a)	48	13,123
Equity LifeStyle Properties, Inc.(a)	208	12,183
Essex Property Trust, Inc.(a)	52	11,618
Extra Space Storage, Inc.(a)	162	12,500
Macerich Co./The(a)	152	11,677

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Mid-America Apartment Communities, Inc.	150	$12,280
New Residential Investment Corp.	940	12,314
Public Storage(a)	58	12,274
Sovran Self Storage, Inc.(a)	128	12,070
Sun Communities, Inc.(a)	182	12,332
UDR, Inc.	358	12,344
		172,592
Real Estate Management & Development - 0.5%
Jones Lang LaSalle, Inc.(a)	86	12,364

Semiconductors & Semiconductor Equipment - 1.8%
Avago Technologies Ltd.(a)	98	12,251
Cavium, Inc.(a)*	202	12,397
Freescale Semiconductor Ltd.*	336	12,291
Skyworks Solutions, Inc.(a)	146	12,294
		49,233
Software - 6.2%
Activision Blizzard, Inc.	400	12,356
Electronic Arts, Inc.(a)*	188	12,737
FactSet Research Systems, Inc.(a)	70	11,187
Fair Isaac Corp.(a)	146	12,337
Fortinet, Inc.(a)*	272	11,554
Guidewire Software, Inc.(a)*	234	12,304
Manhattan Associates, Inc.(a)*	212	13,208
Qlik Technologies, Inc.(a)*	338	12,320
Red Hat, Inc.(a)*	170	12,220
salesforce.com, Inc.(a)*	166	11,525
ServiceNow, Inc.(a)*	178	12,362
SS&C Technologies Holdings, Inc.(a)	176	12,327
Tyler Technologies, Inc.(a)*	84	12,542
Ultimate Software Group, Inc./The(a)*	66	11,815
		170,794
Specialty Retail - 2.7%
Aaron's, Inc.(a)	340	12,277
L Brands, Inc.(a)	144	12,979
Lowe's Cos., Inc.(a)	178	12,268
O'Reilly Automotive, Inc.(a)*	48	12,000
Ross Stores, Inc.(a)	252	12,214
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	76	12,415
		74,153
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd.*	200	12,332
NIKE, Inc., Class B(a)	100	12,297
Skechers U.S.A., Inc., Class A(a)*	92	12,335
Under Armour, Inc., Class A(a)*	128	12,388
		49,352
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.(a)*	1,318	12,204
Radian Group, Inc.(a)	770	12,251
		24,455
Tobacco - 0.5%
Reynolds American, Inc.(a)	284	12,573

Trading Companies & Distributors - 0.5%
Watsco, Inc.(a)	104	12,322

Wireless Telecommunication Services - 0.9%
Telephone & Data Systems, Inc.(a)	496	12,380
T-Mobile US, Inc.(a)*	284	11,306
		23,686
Total Common Stocks
(Cost $2,426,336)		2,435,908

	Principal Amount
U.S. Government & Agency Security - 1.8%
U.S. Treasury Bill
0.00%, due 12/10/15(a)	$50,000	50,004
Total U.S. Government & Agency Security (Cost $49,907)		50,004
Total Securities Held Long (Cost $2,476,243)		2,485,912

	Number of Shares
Securities Sold Short - (91.6%)
Common Stocks - (91.6%)
Aerospace & Defense - (1.4%)
B/E Aerospace, Inc.	(284)	(12,467)
Esterline Technologies Corp.*	(174)	(12,509)
Triumph Group, Inc.	(300)	(12,624)
		(37,600)
Airlines - (0.4%)
Spirit Airlines, Inc.*	(266)	(12,582)

Auto Components - (1.4%)
BorgWarner, Inc.	(304)	(12,643)
Dana Holding Corp.	(794)	(12,609)
Tenneco, Inc.*	(282)	(12,625)
		(37,877)
Automobiles - (1.3%)
Ford Motor Co.	(934)	(12,674)
General Motors Co.	(422)	(12,669)
Harley-Davidson, Inc.	(210)	(11,529)
		(36,872)
Banks - (3.2%)
BOK Financial Corp.	(188)	(12,166)
CIT Group, Inc.	(316)	(12,649)
Comerica, Inc.	(308)	(12,659)
Cullen/Frost Bankers, Inc.	(198)	(12,589)
Popular, Inc.	(388)	(11,729)
Prosperity Bancshares, Inc.	(256)	(12,572)
Regions Financial Corp.	(1,408)	(12,686)
		(87,050)
Biotechnology - (2.3%)
Alexion Pharmaceuticals, Inc.*	(80)	(12,511)
Biogen, Inc.*	(44)	(12,840)
Intercept Pharmaceuticals, Inc.*	(76)	(12,605)
Medivation, Inc.*	(298)	(12,665)
Puma Biotechnology, Inc.*	(168)	(12,661)
		(63,282)
Capital Markets - (3.7%)
Affiliated Managers Group, Inc.*	(74)	(12,653)
Ameriprise Financial, Inc.	(116)	(12,659)
Franklin Resources, Inc.	(338)	(12,594)
Invesco Ltd.	(404)	(12,617)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Legg Mason, Inc.	(302)	$(12,566)
NorthStar Asset Management Group, Inc.	(880)	(12,637)
T. Rowe Price Group, Inc.	(182)	(12,649)
Waddell & Reed Financial, Inc., Class A	(360)	(12,517)
		(100,892)
Chemicals - (2.8%)
Cabot Corp.	(400)	(12,624)
FMC Corp.	(372)	(12,614)
Huntsman Corp.	(1,298)	(12,578)
Monsanto Co.	(146)	(12,460)
Platform Specialty Products Corp.*	(1,024)	(12,954)
Westlake Chemical Corp.	(244)	(12,661)
		(75,891)
Commercial Services & Supplies - (0.5%)
Pitney Bowes, Inc.	(636)	(12,625)

Communications Equipment - (0.4%)
QUALCOMM, Inc.	(234)	(12,573)

Construction & Engineering - (1.8%)
AECOM*	(428)	(11,774)
Fluor Corp.	(300)	(12,705)
Jacobs Engineering Group, Inc.*	(336)	(12,576)
Quanta Services, Inc.*	(484)	(11,718)
		(48,773)
Construction Materials - (0.4%)
Eagle Materials, Inc.	(184)	(12,589)

Consumer Finance - (2.7%)
Ally Financial, Inc.*	(622)	(12,676)
American Express Co.	(170)	(12,602)
Capital One Financial Corp.	(174)	(12,619)
Discover Financial Services	(242)	(12,582)
Navient Corp.	(1,114)	(12,521)
SLM Corp.*	(1,690)	(12,506)
		(75,506)
Containers & Packaging - (0.5%)
Owens-Illinois, Inc.*	(610)	(12,639)

Diversified Financial Services - (0.4%)
Leucadia National Corp.	(620)	(12,561)

Diversified Telecommunication Services - (0.5%)
CenturyLink, Inc.	(502)	(12,610)

Electric Utilities - (0.9%)
Entergy Corp.	(182)	(11,848)
ITC Holdings Corp.	(382)	(12,736)
		(24,584)
Electrical Equipment - (1.4%)
Emerson Electric Co.	(286)	(12,633)
Generac Holdings, Inc.*	(422)	(12,698)
Hubbell, Inc., Class B	(148)	(12,572)
		(37,903)
Electronic Equipment, Instruments & Components - (0.5%)
Trimble Navigation Ltd.*	(768)	(12,611)

Energy Equipment & Services - (1.8%)
Ensco plc, Class A	(900)	(12,672)
Nabors Industries Ltd.	(1,342)	(12,682)
Patterson-UTI Energy, Inc.	(962)	(12,641)
Weatherford International plc*	(1,502)	(12,737)
		(50,732)
Food & Staples Retailing - (1.8%)
Sprouts Farmers Market, Inc.*	(578)	(12,196)
United Natural Foods, Inc.*	(258)	(12,515)
Wal-Mart Stores, Inc.	(194)	(12,579)
Whole Foods Market, Inc.	(398)	(12,597)
		(49,887)
Food Products - (1.4%)
Bunge Ltd.	(172)	(12,607)
Keurig Green Mountain, Inc.	(240)	(12,514)
Mead Johnson Nutrition Co.	(180)	(12,672)
		(37,793)
Gas Utilities - (0.9%)
National Fuel Gas Co.	(254)	(12,695)
Questar Corp.	(610)	(11,840)
		(24,535)
Health Care Equipment & Supplies - (2.3%)
Baxter International, Inc.	(384)	(12,614)
Cooper Cos., Inc./The	(84)	(12,504)
ResMed, Inc.	(246)	(12,536)
Varian Medical Systems, Inc.*	(170)	(12,543)
Zimmer Biomet Holdings, Inc.	(134)	(12,587)
		(62,784)
Health Care Providers & Services - (1.8%)
Brookdale Senior Living, Inc.*	(552)	(12,674)
Community Health Systems, Inc.*	(296)	(12,660)
DaVita HealthCare Partners, Inc.*	(174)	(12,586)
Tenet Healthcare Corp.*	(346)	(12,774)
		(50,694)
Hotels, Restaurants & Leisure - (1.4%)
Las Vegas Sands Corp.	(334)	(12,682)
MGM Resorts International*	(690)	(12,731)
Wynn Resorts Ltd.	(236)	(12,536)
		(37,949)
Household Durables - (1.4%)
Garmin Ltd.	(348)	(12,486)
Harman International Industries, Inc.	(132)	(12,671)
Tupperware Brands Corp.	(252)	(12,471)
		(37,628)
Independent Power and Renewable Electricity Producers - (1.8%)
AES Corp./The	(1,290)	(12,629)
Calpine Corp.*	(870)	(12,702)
Dynegy, Inc.*	(610)	(12,609)
NRG Energy, Inc.	(848)	(12,593)
		(50,533)
Insurance - (2.7%)
Genworth Financial, Inc., Class A*	(2,714)	(12,539)
Lincoln National Corp.	(266)	(12,624)
Loews Corp.	(324)	(11,709)
MetLife, Inc.	(266)	(12,542)
Prudential Financial, Inc.	(164)	(12,498)
Unum Group	(394)	(12,640)
		(74,552)
Internet & Catalog Retail - (0.9%)
Groupon, Inc.*	(3,848)	(12,545)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
TripAdvisor, Inc.*	(200)	$(12,604)
		(25,149)
Internet Software & Services - (1.4%)
Pandora Media, Inc.*	(592)	(12,633)
Twitter, Inc.*	(476)	(12,824)
Yahoo!, Inc.*	(434)	(12,547)
		(38,004)
IT Services - (0.9%)
International Business Machines Corp.	(86)	(12,467)
Teradata Corp.*	(402)	(11,642)
		(24,109)
Leisure Products - (0.5%)
Mattel, Inc.	(600)	(12,636)

Life Sciences Tools & Services - (0.9%)
Bruker Corp.*	(768)	(12,618)
Thermo Fisher Scientific, Inc.	(102)	(12,473)
		(25,091)
Machinery - (7.1%)
Caterpillar, Inc.	(194)	(12,680)
Colfax Corp.*	(420)	(12,562)
Crane Co.	(270)	(12,585)
Donaldson Co., Inc.	(448)	(12,580)
Dover Corp.	(220)	(12,580)
Flowserve Corp.	(306)	(12,589)
ITT Corp.	(376)	(12,570)
Kennametal, Inc.	(508)	(12,644)
Manitowoc Co., Inc./The	(846)	(12,690)
Oshkosh Corp.	(348)	(12,643)
Pentair plc	(248)	(12,658)
SPX Corp.	(1,058)	(12,611)
SPX FLOW, Inc.*	(180)	(6,197)
Timken Co./The	(460)	(12,645)
Trinity Industries, Inc.	(554)	(12,559)
Valmont Industries, Inc.	(132)	(12,525)
		(195,318)
Marine - (0.4%)
Kirby Corp.*	(202)	(12,514)

Media - (3.2%)
CBS Corp., Class B	(316)	(12,608)
Discovery Communications, Inc., Class C*	(518)	(12,582)
News Corp., Class A	(998)	(12,595)
Scripps Networks Interactive, Inc., Class A	(256)	(12,593)
Tribune Media Co., Class A	(362)	(12,887)
Twenty-First Century Fox, Inc., Class A	(430)	(11,601)
Viacom, Inc., Class B	(290)	(12,514)
		(87,380)
Metals & Mining - (0.9%)
Alcoa, Inc.	(1,248)	(12,056)
Freeport-McMoRan, Inc.	(1,312)	(12,713)
		(24,769)
Multiline Retail - (0.9%)
Dillard's, Inc., Class A	(144)	(12,584)
Kohl's Corp.	(272)	(12,597)
		(25,181)
Multi-Utilities - (0.9%)
CenterPoint Energy, Inc.	(704)	(12,700)
MDU Resources Group, Inc.	(740)	(12,728)
		(25,428)
Oil, Gas & Consumable Fuels - (4.2%)
Apache Corp.	(324)	(12,688)
CONSOL Energy, Inc.	(1,298)	(12,720)
Continental Resources, Inc.*	(444)	(12,863)
Marathon Oil Corp.	(822)	(12,659)
Murphy Oil Corp.	(520)	(12,584)
Noble Energy, Inc.	(420)	(12,675)
Range Resources Corp.	(394)	(12,655)
Southwestern Energy Co.*	(1,000)	(12,690)
Whiting Petroleum Corp.*	(832)	(12,705)
		(114,239)
Personal Products - (0.4%)
Nu Skin Enterprises, Inc., Class A	(298)	(12,301)

Pharmaceuticals - (2.3%)
Jazz Pharmaceuticals plc*	(96)	(12,750)
Johnson & Johnson	(134)	(12,509)
Mallinckrodt plc*	(198)	(12,660)
Merck & Co., Inc.	(254)	(12,545)
Pacira Pharmaceuticals, Inc.*	(306)	(12,576)
		(63,040)
Professional Services - (0.4%)
IHS, Inc., Class A*	(102)	(11,832)

Real Estate Investment Trusts (REITs) - (7.3%)
American Homes 4 Rent, Class A	(786)	(12,639)
CBL & Associates Properties, Inc.	(914)	(12,567)
Corrections Corp. of America	(398)	(11,757)
DDR Corp.	(818)	(12,581)
Host Hotels & Resorts, Inc.	(796)	(12,585)
LaSalle Hotel Properties	(446)	(12,662)
Liberty Property Trust	(378)	(11,911)
NorthStar Realty Finance Corp.	(1,024)	(12,646)
Outfront Media, Inc.	(604)	(12,563)
Rayonier, Inc.	(570)	(12,580)
Retail Properties of America, Inc., Class A	(898)	(12,653)
Senior Housing Properties Trust	(778)	(12,604)
Spirit Realty Capital, Inc.	(1,380)	(12,613)
VEREIT, Inc.	(1,628)	(12,568)
Weyerhaeuser Co.	(460)	(12,576)
WP Carey, Inc.	(218)	(12,603)
		(200,108)
Real Estate Management & Development - (0.5%)
Howard Hughes Corp./The*	(110)	(12,621)

Road & Rail - (1.8%)
Avis Budget Group, Inc.*	(272)	(11,881)
Genesee & Wyoming, Inc., Class A*	(214)	(12,643)
Hertz Global Holdings, Inc.*	(752)	(12,581)
Norfolk Southern Corp.	(166)	(12,682)
		(49,787)
Semiconductors & Semiconductor Equipment - (2.3%)
Applied Materials, Inc.	(852)	(12,516)
Intel Corp.	(410)	(12,358)
Marvell Technology Group Ltd.	(1,400)	(12,670)
Micron Technology, Inc.*	(840)	(12,583)
SunEdison, Inc.*	(1,790)	(12,852)
		(62,979)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Software - (1.4%)
Solera Holdings, Inc.	(244)	$(13,176)
VMware, Inc., Class A*	(160)	(12,607)
Workday, Inc., Class A*	(184)	(12,670)
		(38,453)
Specialty Retail - (2.3%)
Ascena Retail Group, Inc.*	(896)	(12,463)
Cabela's, Inc.*	(266)	(12,129)
Gap, Inc./The	(440)	(12,540)
Tiffany & Co.	(162)	(12,510)
Urban Outfitters, Inc.*	(428)	(12,575)
		(62,217)
Technology Hardware, Storage & Peripherals - (2.8%)
Hewlett-Packard Co.	(492)	(12,600)
NCR Corp.*	(552)	(12,558)
NetApp, Inc.	(426)	(12,610)
SanDisk Corp.	(234)	(12,713)
Seagate Technology plc	(284)	(12,723)
Western Digital Corp.	(160)	(12,711)
		(75,915)
Textiles, Apparel & Luxury Goods - (2.3%)
Coach, Inc.	(436)	(12,613)
Fossil Group, Inc.*	(226)	(12,629)
Kate Spade & Co.*	(656)	(12,536)
Michael Kors Holdings Ltd.*	(282)	(11,912)
Ralph Lauren Corp.	(106)	(12,525)
		(62,215)
Trading Companies & Distributors - (1.4%)
MSC Industrial Direct Co., Inc., Class A	(206)	(12,572)
United Rentals, Inc.*	(210)	(12,611)
WESCO International, Inc.*	(272)	(12,640)
		(37,823)
Wireless Telecommunication Services - (0.4%)
Sprint Corp.*	(3,278)	(12,588)

Total Common Stocks (Proceeds Received $2,800,319)		(2,515,804)
Total Securities Sold Short (Proceeds Received $2,800,319)		(2,515,804)
Other assets less liabilities — 101.1%		2,776,311
Net Assets — 100.0%		$2,746,419

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2015, the aggregate amount held in a segregated account was $1,912,563.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long/short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,405
Aggregate gross unrealized depreciation	(68,179)
Net unrealized appreciation	$290,226
Federal income tax cost of investments	$(320,118)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Momentum Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
285,685	USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has long exposure to high momentum companies(1))	$17,225
(254,272	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Momentum Index (Fund has short exposure to low momentum companies(1))	(0.06)%	7,646
						$24,871

(1)	A stock’s momentum is based on its total return, which is a function of price performance and dividend returns over the first twelve of the last thirteen months. High momentum stocks are those stocks with higher total returns, and low momentum stocks are those stocks with lower total returns. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 94.4%
Common Stocks - 86.4%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.(a)	102	$10,929
L-3 Communications Holdings, Inc.(a)	98	10,243
Triumph Group, Inc.(a)	262	11,025
		32,197
Airlines - 2.6%
Alaska Air Group, Inc.(a)	144	11,441
American Airlines Group, Inc.(a)	264	10,251
Delta Air Lines, Inc.(a)	252	11,307
JetBlue Airways Corp.(a)*	422	10,875
Southwest Airlines Co.(a)	298	11,336
United Continental Holdings, Inc.(a)*	190	10,080
		65,290
Auto Components - 2.2%
Dana Holding Corp.(a)	692	10,989
Goodyear Tire & Rubber Co./The(a)	354	10,383
Johnson Controls, Inc.(a)	270	11,167
Lear Corp.(a)	102	11,096
Tenneco, Inc.(a)*	246	11,013
		54,648
Automobiles - 1.7%
Ford Motor Co.(a)	798	10,829
General Motors Co.(a)	376	11,288
Harley-Davidson, Inc.(a)	200	10,980
Thor Industries, Inc.(a)	198	10,256
		43,353
Banks - 4.2%
Bank of America Corp.(a)	682	10,626
Citigroup, Inc.(a)	208	10,319
Fifth Third Bancorp(a)	566	10,703
JPMorgan Chase & Co.(a)	180	10,975
KeyCorp(a)	808	10,512
PNC Financial Services Group, Inc.(a)	122	10,882
Popular, Inc.(a)	354	10,701
Prosperity Bancshares, Inc.(a)	212	10,411
Regions Financial Corp.(a)	1,160	10,452
SunTrust Banks, Inc.(a)	276	10,554
		106,135
Biotechnology - 0.9%
Amgen, Inc.(a)	80	11,066
Gilead Sciences, Inc.(a)	112	10,997
		22,063
Building Products - 0.4%
Owens Corning(a)	240	10,058

Capital Markets - 0.9%
Goldman Sachs Group, Inc./The(a)	64	11,121
Morgan Stanley(a)	346	10,899
		22,020
Chemicals - 0.9%
Cabot Corp.(a)	348	10,983
Huntsman Corp.(a)	1,132	10,969
		21,952
Commercial Services & Supplies - 0.8%
ADT Corp./The(a)	338	10,106
R.R. Donnelley & Sons Co.(a)	706	10,280
		20,386
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.(a)	1,048	10,878
Cisco Systems, Inc.(a)	394	10,343
		21,221
Construction & Engineering - 1.8%
AECOM(a)*	402	11,059
Chicago Bridge & Iron Co. N.V.(a)	280	11,105
Jacobs Engineering Group, Inc.(a)*	294	11,004
Quanta Services, Inc.(a)*	456	11,040
		44,208
Consumer Finance - 1.3%
Ally Financial, Inc.(a)*	520	10,598
Capital One Financial Corp.(a)	140	10,153
Navient Corp.(a)	972	10,925
		31,676
Containers & Packaging - 0.9%
Owens-Illinois, Inc.(a)*	530	10,982
WestRock Co.(a)	214	11,008
		21,990
Diversified Financial Services - 0.4%
Voya Financial, Inc.(a)	284	11,011

Diversified Telecommunication Services - 0.9%
AT&T, Inc.(a)	326	10,621
CenturyLink, Inc.(a)	438	11,003
		21,624
Electric Utilities - 2.3%
ALLETE, Inc.(a)	232	11,714
Entergy Corp.(a)	170	11,067
Exelon Corp.(a)	372	11,048
FirstEnergy Corp.(a)	352	11,021
Great Plains Energy, Inc.(a)	434	11,727
		56,577
Electrical Equipment - 0.9%
Eaton Corp. plc	214	10,978
Regal Beloit Corp.(a)	194	10,951
		21,929
Electronic Equipment, Instruments & Components - 2.2%
Arrow Electronics, Inc.(a)*	190	10,503
Avnet, Inc.(a)	262	11,182
Corning, Inc.(a)	646	11,060
Ingram Micro, Inc., Class A(a)	410	11,169
Jabil Circuit, Inc.(a)	490	10,961
		54,875
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.(a)	636	11,003
Ensco plc, Class A(a)	784	11,038
National Oilwell Varco, Inc.(a)	292	10,994
Noble Corp. plc(a)	1,012	11,041
Rowan Cos., plc, Class A(a)	694	11,208
Transocean Ltd.(a)	812	10,491
		65,775

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc.(a)	172	$11,152

Food Products - 1.7%
Archer-Daniels-Midland Co.(a)	264	10,943
Bunge Ltd.(a)	152	11,141
Ingredion, Inc.(a)	122	10,652
Tyson Foods, Inc., Class A(a)	242	10,430
		43,166
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.(a)	334	10,972
Medtronic plc(a)	154	10,309
Zimmer Biomet Holdings, Inc.(a)	116	10,896
		32,177
Health Care Providers & Services - 6.0%
Aetna, Inc.(a)	94	10,285
Amsurg Corp.*	142	11,035
Anthem, Inc.(a)	78	10,920
Centene Corp.*	202	10,954
Community Health Systems, Inc.(a)*	258	11,035
Express Scripts Holding Co.(a)*	130	10,525
HCA Holdings, Inc.(a)*	142	10,985
Laboratory Corp. of America Holdings(a)*	94	10,196
LifePoint Health, Inc.(a)*	156	11,060
Molina Healthcare, Inc.*	160	11,016
Quest Diagnostics, Inc.(a)	178	10,942
UnitedHealth Group, Inc.(a)	88	10,209
Universal Health Services, Inc., Class B(a)	88	10,983
WellCare Health Plans, Inc.(a)*	122	10,514
		150,659
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.(a)	226	11,232

Household Durables - 0.4%
Whirlpool Corp.(a)	74	10,897

Independent Power and Renewable Electricity Producers - 0.9%
AES Corp./The(a)	1,126	11,024
NRG Energy, Inc.(a)	740	10,989
		22,013
Insurance - 9.5%
ACE Ltd.(a)	106	10,960
Aflac, Inc.(a)	180	10,463
American International Group, Inc.(a)	180	10,228
Aspen Insurance Holdings Ltd.(a)	242	11,246
Assurant, Inc.(a)	146	11,536
Assured Guaranty Ltd.(a)	458	11,450
Axis Capital Holdings Ltd.(a)	186	9,992
CNO Financial Group, Inc.(a)	582	10,948
Endurance Specialty Holdings Ltd.(a)	170	10,375
Everest Re Group Ltd.(a)	64	11,094
Genworth Financial, Inc., Class A(a)*	2,368	10,940
Hartford Financial Services Group, Inc./The(a)	228	10,438
Lincoln National Corp.(a)	232	11,011
Loews Corp.(a)	304	10,987
MetLife, Inc.(a)	222	10,467
Prudential Financial, Inc.(a)	138	10,517
Reinsurance Group of America, Inc.(a)	112	10,146
RenaissanceRe Holdings Ltd.(a)	110	11,695
Travelers Cos., Inc./The(a)	112	11,147
Unum Group(a)	330	10,586
Validus Holdings Ltd.(a)	234	10,546
XL Group plc(a)	306	11,114
		237,886
Internet Software & Services - 0.4%
eBay, Inc.(a)*	408	9,972

IT Services - 0.9%
Computer Sciences Corp.(a)	176	10,803
Xerox Corp.(a)	1,126	10,956
		21,759
Machinery - 3.1%
AGCO Corp.(a)	226	10,538
Allison Transmission Holdings, Inc.(a)	414	11,050
Cummins, Inc.(a)	102	11,075
Kennametal, Inc.(a)	444	11,051
PACCAR, Inc.(a)	210	10,956
Timken Co./The(a)	400	10,996
Trinity Industries, Inc.(a)	482	10,927
		76,593
Marine - 0.4%
Kirby Corp.*	176	10,903

Media - 1.3%
Comcast Corp., Class A(a)	198	11,262
News Corp., Class A(a)	814	10,273
TEGNA, Inc.(a)	464	10,389
		31,924
Metals & Mining - 2.1%
Alcoa, Inc.(a)	1,174	11,341
Freeport-McMoRan, Inc.(a)	1,050	10,174
Newmont Mining Corp.(a)	626	10,060
Reliance Steel & Aluminum Co.(a)	190	10,262
Steel Dynamics, Inc.(a)	640	10,995
		52,832
Multiline Retail - 1.3%
Dillard's, Inc., Class A(a)	120	10,487
Kohl's Corp.(a)	218	10,096
Macy's, Inc.(a)	214	10,982
		31,565
Multi-Utilities - 1.4%
MDU Resources Group, Inc.(a)	646	11,111
NiSource, Inc.(a)	618	11,464
Public Service Enterprise Group, Inc.(a)	276	11,636
		34,211
Oil, Gas & Consumable Fuels - 2.2%
Marathon Petroleum Corp.(a)	234	10,841
Phillips 66(a)	142	10,911
Tesoro Corp.(a)	110	10,696
Valero Energy Corp.(a)	178	10,698
Western Refining, Inc.(a)	256	11,295
		54,441

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Paper & Forest Products - 0.4%
Domtar Corp.(a)	306	$10,939

Personal Products - 0.4%
Nu Skin Enterprises, Inc., Class A(a)	268	11,063

Pharmaceuticals - 1.3%
Mallinckrodt plc(a)*	172	10,997
Mylan N.V.*	276	11,112
Pfizer, Inc.(a)	346	10,868
		32,977
Real Estate Investment Trusts (REITs) - 3.0%
American Capital Agency Corp.(a)	550	10,285
Annaly Capital Management, Inc.(a)	1,126	11,114
Chimera Investment Corp.(a)	746	9,974
MFA Financial, Inc.(a)	1,620	11,032
New Residential Investment Corp.	840	11,004
Starwood Property Trust, Inc.(a)	524	10,752
Two Harbors Investment Corp.(a)	1,250	11,025
		75,186
Road & Rail - 2.6%
Avis Budget Group, Inc.(a)*	252	11,007
CSX Corp.(a)	404	10,867
Genesee & Wyoming, Inc., Class A(a)*	186	10,989
Hertz Global Holdings, Inc.(a)*	630	10,540
Norfolk Southern Corp.(a)	142	10,849
Ryder System, Inc.(a)	148	10,958
		65,210
Semiconductors & Semiconductor Equipment - 3.1%
First Solar, Inc.(a)*	258	11,030
Intel Corp.(a)	386	11,634
Marvell Technology Group Ltd.	1,222	11,059
Micron Technology, Inc.(a)*	678	10,157
Microsemi Corp.(a)*	350	11,487
ON Semiconductor Corp.(a)*	1,156	10,866
Teradyne, Inc.(a)	616	11,094
		77,327
Software - 1.3%
CA, Inc.(a)	406	11,084
Nuance Communications, Inc.(a)*	672	11,000
Symantec Corp.(a)	542	10,553
		32,637
Specialty Retail - 4.3%
American Eagle Outfitters, Inc.(a)	702	10,972
Ascena Retail Group, Inc.*	782	10,878
Bed Bath & Beyond, Inc.(a)*	180	10,264
Best Buy Co., Inc.(a)	294	10,913
Cabela's, Inc.(a)*	242	11,035
Dick's Sporting Goods, Inc.(a)	208	10,319
DSW, Inc., Class A(a)	432	10,934
GameStop Corp., Class A(a)	256	10,550
Gap, Inc./The(a)	384	10,944
Staples, Inc.(a)	928	10,885
		107,694
Technology Hardware, Storage & Peripherals - 2.9%
EMC Corp.(a)	422	10,195
Hewlett-Packard Co.(a)	396	10,142
NCR Corp.(a)*	440	10,010
NetApp, Inc.(a)	352	10,419
SanDisk Corp.(a)	204	11,083
Seagate Technology plc(a)	234	10,483
Western Digital Corp.(a)	140	11,122
		73,454
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.(a)	346	10,010
Fossil Group, Inc.(a)*	180	10,058
Michael Kors Holdings Ltd.(a)*	266	11,236
PVH Corp.(a)	98	9,990
Wolverine World Wide, Inc.(a)	508	10,993
		52,287
Trading Companies & Distributors - 1.3%
Air Lease Corp.(a)	328	10,142
United Rentals, Inc.(a)*	184	11,049
WESCO International, Inc.(a)*	238	11,060
		32,251
Total Common Stocks
(Cost $2,377,326)		2,163,395

	Principal Amount
U.S. Government & Agency Security - 8.0%
U.S. Treasury Bill
0.00%, due 12/10/15(a)	$200,000	200,017
Total U.S. Government & Agency Security (Cost $199,626)		200,017
Total Securities Held Long (Cost $2,576,952)		2,363,412

	Number of Shares
Securities Sold Short - (87.3%)
Common Stocks - (87.3%)
Aerospace & Defense - (0.8%)
Lockheed Martin Corp.	(52)	(10,780)
TransDigm Group, Inc.*	(48)	(10,196)
		(20,976)
Air Freight & Logistics - (0.4%)
Expeditors International of Washington, Inc.	(226)	(10,633)

Automobiles - (0.4%)
Tesla Motors, Inc.*	(44)	(10,930)

Beverages - (0.9%)
Brown-Forman Corp., Class B	(114)	(11,047)
Monster Beverage Corp.*	(82)	(11,081)
		(22,128)
Biotechnology - (7.8%)
ACADIA Pharmaceuticals, Inc.*	(332)	(10,979)
Alkermes plc*	(184)	(10,795)
Alnylam Pharmaceuticals, Inc.*	(136)	(10,929)
Anacor Pharmaceuticals, Inc.*	(92)	(10,829)
BioMarin Pharmaceutical, Inc.*	(104)	(10,953)
Cepheid, Inc.*	(228)	(10,306)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Clovis Oncology, Inc.*	(120)	$(11,035)
Dyax Corp.*	(552)	(10,538)
Incyte Corp.*	(94)	(10,371)
Intercept Pharmaceuticals, Inc.*	(66)	(10,947)
Isis Pharmaceuticals, Inc.*	(272)	(10,994)
Portola Pharmaceuticals, Inc.*	(260)	(11,081)
Puma Biotechnology, Inc.*	(148)	(11,153)
Radius Health, Inc.*	(160)	(11,090)
Regeneron Pharmaceuticals, Inc.*	(22)	(10,233)
Seattle Genetics, Inc.*	(274)	(10,566)
Ultragenyx Pharmaceutical, Inc.*	(116)	(11,172)
Vertex Pharmaceuticals, Inc.*	(106)	(11,039)
		(195,010)
Building Products - (1.3%)
A.O. Smith Corp.	(158)	(10,300)
Allegion plc	(186)	(10,725)
Lennox International, Inc.	(92)	(10,426)
		(31,451)
Capital Markets - (1.3%)
Charles Schwab Corp./The	(366)	(10,453)
NorthStar Asset Management Group, Inc.	(770)	(11,057)
SEI Investments Co.	(228)	(10,997)
		(32,507)
Chemicals - (3.9%)
Axalta Coating Systems Ltd.*	(436)	(11,048)
Ecolab, Inc.	(102)	(11,191)
International Flavors & Fragrances, Inc.	(100)	(10,326)
Monsanto Co.	(128)	(10,924)
NewMarket Corp.	(30)	(10,710)
PPG Industries, Inc.	(116)	(10,172)
RPM International, Inc.	(240)	(10,054)
Sherwin-Williams Co./The	(50)	(11,139)
W.R. Grace & Co.*	(118)	(10,980)
		(96,544)
Commercial Services & Supplies - (0.9%)
Cintas Corp.	(128)	(10,976)
Stericycle, Inc.*	(76)	(10,588)
		(21,564)
Communications Equipment - (0.5%)
Palo Alto Networks, Inc.*	(68)	(11,696)

Construction Materials - (0.4%)
Vulcan Materials Co.	(118)	(10,526)

Distributors - (0.4%)
Pool Corp.	(154)	(11,134)

Diversified Financial Services - (2.2%)
CBOE Holdings, Inc.	(176)	(11,806)
MarketAxess Holdings, Inc.	(122)	(11,331)
McGraw Hill Financial, Inc.	(128)	(11,072)
Moody's Corp.	(106)	(10,409)
MSCI, Inc.	(184)	(10,941)
		(55,559)
Diversified Telecommunication Services - (0.4%)
Level 3 Communications, Inc.*	(248)	(10,835)

Electric Utilities - (0.9%)
ITC Holdings Corp.	(350)	(11,669)
NextEra Energy, Inc.	(112)	(10,926)
		(22,595)
Electrical Equipment - (0.5%)
Acuity Brands, Inc.	(64)	(11,237)

Electronic Equipment, Instruments & Components - (0.8%)
Amphenol Corp., Class A	(206)	(10,498)
Cognex Corp.	(312)	(10,723)
		(21,221)
Energy Equipment & Services - (0.4%)
Core Laboratories N.V.	(112)	(11,178)

Food Products - (1.8%)
Hershey Co./The	(124)	(11,393)
Kraft Heinz Co./The	(152)	(10,728)
McCormick & Co., Inc.	(134)	(11,012)
WhiteWave Foods Co./The*	(276)	(11,082)
		(44,215)
Gas Utilities - (0.9%)
Piedmont Natural Gas Co., Inc.	(290)	(11,620)
WGL Holdings, Inc.	(194)	(11,188)
		(22,808)
Health Care Equipment & Supplies - (0.9%)
DexCom, Inc.*	(128)	(10,990)
IDEXX Laboratories, Inc.*	(148)	(10,989)
		(21,979)
Health Care Technology - (0.9%)
athenahealth, Inc.*	(78)	(10,401)
Medidata Solutions, Inc.*	(260)	(10,949)
		(21,350)
Hotels, Restaurants & Leisure - (3.0%)
Buffalo Wild Wings, Inc.*	(56)	(10,832)
Chipotle Mexican Grill, Inc.*	(16)	(11,524)
Domino's Pizza, Inc.	(104)	(11,223)
Dunkin' Brands Group, Inc.	(216)	(10,584)
Marriott International, Inc., Class A	(158)	(10,776)
Starbucks Corp.	(186)	(10,572)
Yum! Brands, Inc.	(132)	(10,553)
		(76,064)
Household Durables - (0.4%)
Tempur Sealy International, Inc.*	(152)	(10,857)

Household Products - (1.3%)
Church & Dwight Co., Inc.	(126)	(10,571)
Clorox Co./The	(96)	(11,091)
Colgate-Palmolive Co.	(170)	(10,788)
		(32,450)
Independent Power and Renewable Electricity Producers - (0.4%)
Dynegy, Inc.*	(532)	(10,996)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Internet & Catalog Retail - (1.7%)
Amazon.com, Inc.*	(20)	$(10,238)
Liberty Ventures*	(274)	(11,056)
Netflix, Inc.*	(108)	(11,152)
TripAdvisor, Inc.*	(160)	(10,083)
		(42,529)
Internet Software & Services - (2.2%)
CoStar Group, Inc.*	(62)	(10,730)
Facebook, Inc., Class A*	(114)	(10,249)
LinkedIn Corp., Class A*	(58)	(11,027)
Pandora Media, Inc.*	(516)	(11,011)
Twitter, Inc.*	(400)	(10,776)
		(53,793)
IT Services - (5.6%)
Accenture plc, Class A	(118)	(11,595)
Automatic Data Processing, Inc.	(134)	(10,768)
Broadridge Financial Solutions, Inc.	(198)	(10,959)
Fiserv, Inc.*	(124)	(10,740)
FleetCor Technologies, Inc.*	(80)	(11,010)
Gartner, Inc.*	(122)	(10,239)
Global Payments, Inc.	(96)	(11,014)
Jack Henry & Associates, Inc.	(158)	(10,998)
MasterCard, Inc., Class A	(112)	(10,093)
MAXIMUS, Inc.	(184)	(10,959)
Paychex, Inc.	(236)	(11,241)
Sabre Corp.	(404)	(10,981)
Visa, Inc., Class A	(144)	(10,031)
		(140,628)
Life Sciences Tools & Services - (0.9%)
Illumina, Inc.*	(62)	(10,901)
Mettler-Toledo International, Inc.*	(38)	(10,820)
		(21,721)
Machinery - (1.3%)
Middleby Corp./The*	(102)	(10,729)
Toro Co./The	(168)	(11,851)
Wabtec Corp.	(124)	(10,918)
		(33,498)
Media - (1.8%)
Lions Gate Entertainment Corp.	(304)	(11,187)
Live Nation Entertainment, Inc.*	(452)	(10,866)
Madison Square Garden Co./The, Class A*	(158)	(11,398)
Sirius XM Holdings, Inc.*	(2,910)	(10,884)
		(44,335)
Multiline Retail - (0.9%)
Burlington Stores, Inc.*	(216)	(11,025)
Dollar Tree, Inc.*	(164)	(10,932)
		(21,957)
Multi-Utilities - (0.9%)
Dominion Resources, Inc.	(160)	(11,261)
Sempra Energy	(108)	(10,446)
		(21,707)
Oil, Gas & Consumable Fuels - (4.4%)
Anadarko Petroleum Corp.	(182)	(10,991)
Cabot Oil & Gas Corp.	(468)	(10,230)
Cheniere Energy, Inc.*	(230)	(11,109)
Cobalt International Energy, Inc.*	(1,586)	(11,229)
Columbia Pipeline Group, Inc.	(606)	(11,084)
Diamondback Energy, Inc.	(172)	(11,111)
EQT Corp.	(172)	(11,140)
ONEOK, Inc.	(346)	(11,141)
Pioneer Natural Resources Co.	(90)	(10,948)
Williams Cos., Inc./The	(302)	(11,129)
		(110,112)
Personal Products - (0.5%)
Estee Lauder Cos., Inc./The, Class A	(140)	(11,295)

Pharmaceuticals - (0.4%)
Pacira Pharmaceuticals, Inc.*	(268)	(11,015)

Professional Services - (0.9%)
Equifax, Inc.	(112)	(10,884)
Verisk Analytics, Inc.*	(152)	(11,234)
		(22,118)
Real Estate Investment Trusts (REITs) - (15.1%)
American Tower Corp.	(120)	(10,557)
Apartment Investment & Management Co., Class A	(302)	(11,180)
Boston Properties, Inc.	(98)	(11,603)
Communications Sales & Leasing, Inc.	(616)	(11,026)
Crown Castle International Corp.	(136)	(10,726)
CubeSmart	(414)	(11,265)
Digital Realty Trust, Inc.	(180)	(11,758)
Duke Realty Corp.	(576)	(10,973)
Equinix, Inc.	(42)	(11,483)
Equity LifeStyle Properties, Inc.	(188)	(11,011)
Equity Residential	(154)	(11,568)
Essex Property Trust, Inc.	(52)	(11,618)
Extra Space Storage, Inc.	(148)	(11,420)
Federal Realty Investment Trust	(86)	(11,735)
Gaming and Leisure Properties, Inc.	(358)	(10,633)
General Growth Properties, Inc.	(418)	(10,855)
Highwoods Properties, Inc.	(264)	(10,230)
Iron Mountain, Inc.	(354)	(10,981)
Lamar Advertising Co., Class A	(196)	(10,227)
Macerich Co./The	(140)	(10,755)
Plum Creek Timber Co., Inc.	(272)	(10,747)
Public Storage	(52)	(11,005)
Rayonier, Inc.	(498)	(10,991)
Regency Centers Corp.	(182)	(11,311)
Ryman Hospitality Properties, Inc.	(222)	(10,929)
Simon Property Group, Inc.	(62)	(11,391)
Sovran Self Storage, Inc.	(124)	(11,693)
Sun Communities, Inc.	(156)	(10,570)
Tanger Factory Outlet Centers, Inc.	(340)	(11,210)
Taubman Centers, Inc.	(158)	(10,915)
UDR, Inc.	(348)	(11,999)
Vornado Realty Trust	(126)	(11,393)
Weingarten Realty Investors	(350)	(11,588)
WP GLIMCHER, Inc.	(910)	(10,611)
		(377,957)
Real Estate Management & Development - (0.4%)
Forest City Enterprises, Inc., Class A*	(550)	(11,071)

Road & Rail - (0.4%)
Landstar System, Inc.	(168)	(10,663)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment - (0.9%)
Cavium, Inc.*	(180)	$(11,047)
SunEdison, Inc.*	(1,562)	(11,215)
		(22,262)
Software - (7.0%)
CDK Global, Inc.	(210)	(10,034)
Electronic Arts, Inc.*	(162)	(10,976)
FactSet Research Systems, Inc.	(72)	(11,506)
Fortinet, Inc.*	(264)	(11,215)
Guidewire Software, Inc.*	(210)	(11,042)
Manhattan Associates, Inc.*	(190)	(11,837)
NetSuite, Inc.*	(120)	(10,068)
Qlik Technologies, Inc.*	(294)	(10,716)
Red Hat, Inc.*	(150)	(10,782)
salesforce.com, Inc.*	(158)	(10,970)
ServiceNow, Inc.*	(156)	(10,834)
Splunk, Inc.*	(198)	(10,959)
Tableau Software, Inc., Class A*	(140)	(11,169)
Tyler Technologies, Inc.*	(78)	(11,646)
Ultimate Software Group, Inc./The*	(58)	(10,383)
Workday, Inc., Class A*	(158)	(10,880)
		(175,017)
Specialty Retail - (3.4%)
CarMax, Inc.*	(168)	(9,966)
Home Depot, Inc./The	(92)	(10,625)
L Brands, Inc.	(122)	(10,996)
O'Reilly Automotive, Inc.*	(44)	(11,000)
Restoration Hardware Holdings, Inc.*	(116)	(10,824)
TJX Cos., Inc./The	(158)	(11,284)
Tractor Supply Co.	(118)	(9,950)
Ulta Salon Cosmetics & Fragrance, Inc.*	(66)	(10,781)
		(85,426)
Textiles, Apparel & Luxury Goods - (2.2%)
Kate Spade & Co.*	(590)	(11,275)
lululemon athletica, Inc.*	(218)	(11,042)
NIKE, Inc., Class B	(94)	(11,559)
Skechers U.S.A., Inc., Class A*	(82)	(10,994)
Under Armour, Inc., Class A*	(110)	(10,646)
		(55,516)
Trading Companies & Distributors - (1.3%)
Fastenal Co.	(300)	(10,983)
HD Supply Holdings, Inc.*	(386)	(11,048)
Watsco, Inc.	(84)	(9,952)
		(31,983)
Water Utilities - (0.9%)
American Water Works Co., Inc.	(208)	(11,457)
Aqua America, Inc.	(426)	(11,276)
		(22,733)
Wireless Telecommunication Services - (0.4%)
SBA Communications Corp., Class A*	(98)	(10,265)

Total Common Stocks (Proceeds Received $2,347,053)		(2,186,044)
Total Securities Sold Short (Proceeds Received $2,347,053)		(2,186,044)
Other assets less liabilities — 92.9%		2,327,008
Net Assets — 100.0%		$2,504,376

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2015, the aggregate amount held in a segregated account was $2,170,000.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long/short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$168,672
Aggregate gross unrealized depreciation	(419,991)
Net unrealized depreciation	$(251,319)
Federal income tax cost of investments	$428,687

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Value Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
316,188	USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has long exposure to companies with high "value" rankings(1))	$3,018
(344,080	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Value Index (Fund has short exposure to companies with low ''value'' rankings(1))	(0.06)%	29,035
						$32,053

(1)	A stock’s value ranking within its sector is determined by an equally weighted combination of the following ratios: expected earnings over the next twelve months to price; cash flow over the last twelve months to price; and most recent book value to price. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to the financial statements.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 91.7%
Common Stocks - 87.4%
Aerospace & Defense - 2.2%
BWX Technologies, Inc.(a)	408	$10,755
Curtiss-Wright Corp.(a)	150	9,363
Esterline Technologies Corp.(a)*	140	10,064
Teledyne Technologies, Inc.(a)*	112	10,114
Triumph Group, Inc.(a)	240	10,099
		50,395
Airlines - 0.9%
Allegiant Travel Co.	46	9,948
Spirit Airlines, Inc.*	214	10,122
		20,070
Auto Components - 1.7%
Dana Holding Corp.(a)	638	10,131
Gentex Corp.(a)	664	10,292
Tenneco, Inc.(a)*	218	9,760
Visteon Corp.(a)*	96	9,719
		39,902
Automobiles - 0.4%
Thor Industries, Inc.(a)	194	10,049

Banks - 4.4%
Associated Banc-Corp(a)	564	10,135
Bank of Hawaii Corp.(a)	158	10,031
First Horizon National Corp.(a)	674	9,557
First Niagara Financial Group, Inc.(a)	984	10,047
FirstMerit Corp.(a)	576	10,178
Popular, Inc.(a)	328	9,916
PrivateBancorp, Inc.(a)	274	10,502
Prosperity Bancshares, Inc.(a)	206	10,117
TCF Financial Corp.(a)	662	10,036
Webster Financial Corp.(a)	292	10,404
		100,923
Biotechnology - 2.2%
ACADIA Pharmaceuticals, Inc.*	306	10,119
Cepheid, Inc.(a)*	210	9,492
Clovis Oncology, Inc.*	110	10,116
Juno Therapeutics, Inc.*	254	10,335
Puma Biotechnology, Inc.(a)*	136	10,249
		50,311
Capital Markets - 1.2%
Federated Investors, Inc., Class B(a)	320	9,248
Janus Capital Group, Inc.(a)	686	9,330
Stifel Financial Corp.(a)*	222	9,346
		27,924
Chemicals - 1.3%
Huntsman Corp.	1,042	10,097
PolyOne Corp.(a)	318	9,330
Scotts Miracle-Gro Co./The, Class A(a)	168	10,218
		29,645
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc.(a)*	230	10,113
Covanta Holding Corp.(a)	582	10,156
Deluxe Corp.(a)	178	9,922
R.R. Donnelley & Sons Co.(a)	656	9,551
		39,742
Communications Equipment - 0.9%
NetScout Systems, Inc.*	286	10,116
ViaSat, Inc.(a)*	166	10,672
		20,788
Construction & Engineering - 0.4%
EMCOR Group, Inc.(a)	210	9,293

Consumer Finance - 0.4%
PRA Group, Inc.(a)*	194	10,266

Containers & Packaging - 0.9%
Owens-Illinois, Inc.*	490	10,153
Silgan Holdings, Inc.(a)	184	9,575
		19,728
Distributors - 0.5%
Pool Corp.(a)	152	10,990

Diversified Consumer Services - 0.4%
Sotheby's(a)	294	9,402

Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.(a)	114	10,588

Diversified Telecommunication Services - 0.4%
Frontier Communications Corp.(a)	2,036	9,671

Electric Utilities - 1.4%
Great Plains Energy, Inc.(a)	400	10,808
IDACORP, Inc.(a)	170	11,001
Portland General Electric Co.(a)	278	10,277
		32,086
Electrical Equipment - 0.9%
EnerSys(a)	192	10,287
Regal Beloit Corp.(a)	178	10,048
		20,335
Electronic Equipment, Instruments & Components - 1.7%
Belden, Inc.(a)	206	9,618
Cognex Corp.(a)	288	9,899
FEI Co.(a)	136	9,933
National Instruments Corp.	362	10,060
		39,510
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.(a)	586	10,138
Dril-Quip, Inc.(a)*	176	10,247
Nabors Industries Ltd.(a)	1,078	10,187
Noble Corp. plc(a)	932	10,168
Rowan Cos., plc, Class A(a)	580	9,367
Superior Energy Services, Inc.(a)	808	10,205
		60,312
Food & Staples Retailing - 1.4%
Casey's General Stores, Inc.(a)	98	10,086
Sprouts Farmers Market, Inc.(a)*	506	10,677
United Natural Foods, Inc.(a)*	218	10,575
		31,338
Food Products - 1.8%
Flowers Foods, Inc.(a)	408	10,094
Pinnacle Foods, Inc.	242	10,135
Post Holdings, Inc.*	172	10,165

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
TreeHouse Foods, Inc.(a)*	132	$10,268
		40,662
Gas Utilities - 0.9%
Piedmont Natural Gas Co., Inc.(a)	254	10,178
Questar Corp.(a)	534	10,365
		20,543
Health Care Equipment & Supplies - 1.3%
Hill-Rom Holdings, Inc.(a)	178	9,254
STERIS Corp.(a)	160	10,395
West Pharmaceutical Services, Inc.(a)	178	9,634
		29,283
Health Care Providers & Services - 1.8%
Amsurg Corp.*	130	10,102
HealthSouth Corp.(a)	264	10,130
LifePoint Health, Inc.(a)*	144	10,210
WellCare Health Plans, Inc.(a)*	122	10,514
		40,956
Health Care Technology - 0.4%
Medidata Solutions, Inc.(a)*	240	10,106

Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.(a)	180	9,481
Buffalo Wild Wings, Inc.(a)*	52	10,058
Cracker Barrel Old Country Store, Inc.(a)	70	10,310
Jack in the Box, Inc.(a)	132	10,169
Vail Resorts, Inc.(a)	92	9,630
Wendy's Co./The(a)	1,124	9,723
		59,371
Household Durables - 0.8%
Tempur Sealy International, Inc.(a)*	132	9,429
Tupperware Brands Corp.(a)	202	9,997
		19,426
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc.(a)*	490	10,128

Insurance - 1.8%
Aspen Insurance Holdings Ltd.(a)	208	9,666
CNO Financial Group, Inc.(a)	584	10,985
Mercury General Corp.(a)	202	10,203
ProAssurance Corp.(a)	208	10,206
		41,060
Internet & Catalog Retail - 0.9%
Groupon, Inc.(a)*	3,088	10,067
HSN, Inc.(a)	170	9,731
		19,798
Internet Software & Services - 0.9%
j2 Global, Inc.(a)	142	10,061
Zillow Group, Inc., Class C(a)*	380	10,260
		20,321
IT Services - 3.1%
CoreLogic, Inc.(a)*	270	10,052
DST Systems, Inc.	96	10,094
EPAM Systems, Inc.*	136	10,135
Euronet Worldwide, Inc.(a)*	146	10,817
Leidos Holdings, Inc.(a)	242	9,997
VeriFone Systems, Inc.(a)*	364	10,094
WEX, Inc.*	116	10,073
		71,262
Leisure Products - 0.9%
Brunswick Corp.(a)	206	9,865
Vista Outdoor, Inc.(a)*	220	9,775
		19,640
Life Sciences Tools & Services - 2.1%
Bio-Rad Laboratories, Inc., Class A(a)*	72	9,670
Bio-Techne Corp.(a)	110	10,171
Bruker Corp.(a)*	564	9,267
Charles River Laboratories International, Inc.(a)*	160	10,163
PAREXEL International Corp.(a)*	162	10,031
		49,302
Machinery - 4.1%
CLARCOR, Inc.(a)	210	10,013
Crane Co.(a)	218	10,161
ITT Corp.(a)	302	10,096
Kennametal, Inc.(a)	408	10,155
Oshkosh Corp.(a)	280	10,173
SPX Corp.(a)	850	10,132
SPX FLOW, Inc.(a)*	176	6,060
Timken Co./The(a)	370	10,171
Valmont Industries, Inc.(a)	98	9,299
Woodward, Inc.(a)	226	9,198
		95,458
Marine - 0.4%
Kirby Corp.*	162	10,036

Media - 1.7%
John Wiley & Sons, Inc., Class A(a)	188	9,406
Regal Entertainment Group, Class A(a)	502	9,382
Starz, Class A(a)*	276	10,306
Tribune Media Co., Class A(a)	290	10,324
		39,418
Metals & Mining - 1.3%
Compass Minerals International, Inc.(a)	130	10,188
Reliance Steel & Aluminum Co.	188	10,154
Royal Gold, Inc.(a)	198	9,302
		29,644
Multi-Utilities - 0.4%
Vectren Corp.(a)	238	9,998

Oil, Gas & Consumable Fuels - 3.1%
Cobalt International Energy, Inc.(a)*	1,458	10,322
Gulfport Energy Corp.(a)*	344	10,210
SemGroup Corp., Class A(a)	236	10,205
SM Energy Co.(a)	322	10,317
Targa Resources Corp.	200	10,304
Teekay Corp.(a)	344	10,196
World Fuel Services Corp.(a)	284	10,167
		71,721
Paper & Forest Products - 0.4%
Domtar Corp.(a)	282	10,081

Personal Products - 0.8%
Edgewell Personal Care Co.	124	10,119

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Nu Skin Enterprises, Inc., Class A(a)	226	$9,329
		19,448
Pharmaceuticals - 1.8%
Catalent, Inc.*	414	10,060
Horizon Pharma plc*	520	10,306
Impax Laboratories, Inc.(a)*	288	10,141
Pacira Pharmaceuticals, Inc.(a)*	246	10,111
		40,618
Real Estate Investment Trusts (REITs) - 10.6%
American Homes 4 Rent, Class A(a)	618	9,937
CBL & Associates Properties, Inc.(a)	734	10,092
Chimera Investment Corp.(a)	766	10,241
Columbia Property Trust, Inc.(a)	438	10,162
DCT Industrial Trust, Inc.(a)	320	10,771
EPR Properties(a)	202	10,417
Equity Commonwealth(a)*	374	10,188
GEO Group, Inc./The(a)	342	10,171
Healthcare Realty Trust, Inc.(a)	440	10,934
Healthcare Trust of America, Inc., Class A(a)	398	9,755
Medical Properties Trust, Inc.(a)	876	9,689
MFA Financial, Inc.(a)	1,492	10,160
Outfront Media, Inc.(a)	458	9,526
Pebblebrook Hotel Trust(a)	286	10,139
Piedmont Office Realty Trust, Inc., Class A(a)	558	9,983
Post Properties, Inc.(a)	180	10,492
Rayonier, Inc.(a)	458	10,108
Retail Properties of America, Inc., Class A	722	10,173
Sovran Self Storage, Inc.(a)	112	10,562
Sun Communities, Inc.(a)	156	10,571
Sunstone Hotel Investors, Inc.(a)	768	10,161
Tanger Factory Outlet Centers, Inc.(a)	300	9,891
Two Harbors Investment Corp.(a)	1,050	9,261
WP GLIMCHER, Inc.(a)	844	9,841
		243,225
Road & Rail - 0.9%
Genesee & Wyoming, Inc., Class A*	172	10,162
Landstar System, Inc.(a)	154	9,774
		19,936
Semiconductors & Semiconductor Equipment - 2.6%
Cavium, Inc.(a)*	154	9,451
Cree, Inc.(a)*	406	9,837
Cypress Semiconductor Corp.(a)*	1,186	10,105
Microsemi Corp.(a)*	302	9,912
Synaptics, Inc.(a)*	126	10,390
Teradyne, Inc.(a)	532	9,581
		59,276
Software - 3.0%
Aspen Technology, Inc.(a)*	272	10,312
Guidewire Software, Inc.(a)*	192	10,095
Mentor Graphics Corp.(a)	398	9,803
PTC, Inc.*	320	10,157
Qlik Technologies, Inc.(a)*	272	9,914
SolarWinds, Inc.(a)*	250	9,810
Verint Systems, Inc.(a)*	234	10,097
		70,188
Specialty Retail - 3.9%
American Eagle Outfitters, Inc.(a)	614	9,597
Cabela's, Inc.(a)*	226	10,306
Chico's FAS, Inc.(a)	656	10,319
CST Brands, Inc.(a)	272	9,155
DSW, Inc., Class A(a)	398	10,073
GNC Holdings, Inc., Class A(a)	250	10,105
Murphy USA, Inc.(a)*	184	10,111
Restoration Hardware Holdings, Inc.(a)*	108	10,077
Urban Outfitters, Inc.*	344	10,107
		89,850
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.(a)	106	9,608
Fossil Group, Inc.(a)*	168	9,388
Kate Spade & Co.(a)*	546	10,434
Wolverine World Wide, Inc.(a)	468	10,127
		39,557
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.(a)*	1,082	10,020
Radian Group, Inc.(a)	598	9,514
		19,534
Trading Companies & Distributors - 0.9%
Air Lease Corp.(a)	310	9,585
WESCO International, Inc.(a)*	220	10,224
		19,809
Water Utilities - 0.5%
Aqua America, Inc.(a)	394	10,429

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.(a)	408	10,184

Total Common Stocks
(Cost $2,140,509)		2,013,536

	Principal Amount
U.S. Government & Agency Security - 4.3%
U.S. Treasury Bill
0.00%, due 12/10/15(a)	$100,000	100,008
Total U.S. Government & Agency Security (Cost $99,813)		100,008
Total Securities Held Long (Cost $2,240,322)		2,113,544

	Number of Shares
Securities Sold Short - (85.9%)
Common Stocks - (85.5%)
Aerospace & Defense - (3.1%)
Boeing Co./The	(78)	(10,214)
General Dynamics Corp.	(66)	(9,104)
Honeywell International, Inc.	(104)	(9,848)
Lockheed Martin Corp.	(52)	(10,780)
Northrop Grumman Corp.	(64)	(10,621)
Raytheon Co.	(100)	(10,926)
United Technologies Corp.	(112)	(9,967)
		(71,460)
Air Freight & Logistics - (0.9%)
FedEx Corp.	(68)	(9,790)
United Parcel Service, Inc., Class B	(104)	(10,264)
		(20,054)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Airlines - (1.3%)
American Airlines Group, Inc.	(248)	$(9,630)
Delta Air Lines, Inc.	(236)	(10,589)
Southwest Airlines Co.	(280)	(10,651)
		(30,870)
Auto Components - (0.5%)
Johnson Controls, Inc.	(250)	(10,340)

Automobiles - (1.3%)
Ford Motor Co.	(738)	(10,015)
General Motors Co.	(318)	(9,546)
Tesla Motors, Inc.*	(40)	(9,936)
		(29,497)
Banks - (3.4%)
Bank of America Corp.	(632)	(9,847)
BB&T Corp.	(278)	(9,897)
Citigroup, Inc.	(192)	(9,525)
JPMorgan Chase & Co.	(156)	(9,511)
PNC Financial Services Group, Inc.	(112)	(9,991)
SunTrust Banks, Inc.	(254)	(9,713)
U.S. Bancorp	(238)	(9,760)
Wells Fargo & Co.	(192)	(9,859)
		(78,103)
Beverages - (1.3%)
Coca-Cola Co./The	(244)	(9,789)
Monster Beverage Corp.*	(76)	(10,271)
PepsiCo, Inc.	(108)	(10,184)
		(30,244)
Biotechnology - (2.5%)
Alexion Pharmaceuticals, Inc.*	(64)	(10,009)
Amgen, Inc.	(68)	(9,406)
Biogen, Inc.*	(32)	(9,338)
Celgene Corp.*	(86)	(9,303)
Gilead Sciences, Inc.	(102)	(10,015)
Regeneron Pharmaceuticals, Inc.*	(20)	(9,303)
		(57,374)
Capital Markets - (3.3%)
Ameriprise Financial, Inc.	(84)	(9,167)
Bank of New York Mellon Corp./The	(242)	(9,474)
BlackRock, Inc.	(34)	(10,114)
Charles Schwab Corp./The	(336)	(9,596)
Franklin Resources, Inc.	(252)	(9,390)
Goldman Sachs Group, Inc./The	(58)	(10,078)
Morgan Stanley	(298)	(9,387)
State Street Corp.	(142)	(9,544)
		(76,750)
Chemicals - (3.4%)
Air Products & Chemicals, Inc.	(76)	(9,696)
Dow Chemical Co./The	(214)	(9,074)
E.I. du Pont de Nemours & Co.	(200)	(9,640)
Ecolab, Inc.	(92)	(10,094)
LyondellBasell Industries N.V., Class A	(120)	(10,003)
Monsanto Co.	(116)	(9,900)
Praxair, Inc.	(98)	(9,982)
Sherwin-Williams Co./The	(44)	(9,802)
		(78,191)
Commercial Services & Supplies - (0.8%)
Tyco International plc	(282)	(9,436)
Waste Management, Inc.	(194)	(9,663)
		(19,099)
Communications Equipment - (0.8%)
Cisco Systems, Inc.	(360)	(9,450)
QUALCOMM, Inc.	(168)	(9,027)
		(18,477)
Consumer Finance - (1.3%)
American Express Co.	(130)	(9,637)
Capital One Financial Corp.	(138)	(10,008)
Discover Financial Services	(174)	(9,046)
		(28,691)
Diversified Financial Services - (2.2%)
Berkshire Hathaway, Inc., Class B*	(72)	(9,389)
CME Group, Inc.	(110)	(10,201)
Intercontinental Exchange, Inc.	(44)	(10,340)
McGraw Hill Financial, Inc.	(116)	(10,034)
Moody's Corp.	(100)	(9,820)
		(49,784)
Diversified Telecommunication Services - (0.8%)
AT&T, Inc.	(308)	(10,035)
Verizon Communications, Inc.	(214)	(9,311)
		(19,346)
Electric Utilities - (2.2%)
American Electric Power Co., Inc.	(184)	(10,462)
Duke Energy Corp.	(136)	(9,784)
Exelon Corp.	(312)	(9,267)
NextEra Energy, Inc.	(102)	(9,950)
Southern Co./The	(232)	(10,370)
		(49,833)
Electrical Equipment - (1.2%)
Eaton Corp. plc	(180)	(9,234)
Emerson Electric Co.	(216)	(9,541)
Rockwell Automation, Inc.	(90)	(9,132)
		(27,907)
Electronic Equipment, Instruments & Components - (0.9%)
Corning, Inc.	(598)	(10,238)
TE Connectivity Ltd.	(172)	(10,301)
		(20,539)
Energy Equipment & Services - (0.8%)
Halliburton Co.	(286)	(10,110)
Schlumberger Ltd.	(132)	(9,104)
		(19,214)
Food & Staples Retailing - (2.2%)
Costco Wholesale Corp.	(72)	(10,409)
CVS Health Corp.	(100)	(9,648)
Kroger Co./The	(298)	(10,749)
Walgreens Boots Alliance, Inc.	(120)	(9,972)
Wal-Mart Stores, Inc.	(158)	(10,245)
		(51,023)
Food Products - (2.1%)
Archer-Daniels-Midland Co.	(228)	(9,451)
General Mills, Inc.	(170)	(9,542)
Kellogg Co.	(164)	(10,914)
Kraft Heinz Co./The	(140)	(9,881)
Mondelez International, Inc., Class A	(220)	(9,212)
		(49,000)
Health Care Equipment & Supplies - (1.2%)
Abbott Laboratories	(226)	(9,090)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Medtronic plc	(136)	$(9,104)
Stryker Corp.	(106)	(9,974)
		(28,168)
Health Care Providers & Services - (2.5%)
Aetna, Inc.	(92)	(10,066)
Anthem, Inc.	(72)	(10,080)
Cardinal Health, Inc.	(120)	(9,218)
Express Scripts Holding Co.*	(122)	(9,877)
McKesson Corp.	(52)	(9,622)
UnitedHealth Group, Inc.	(82)	(9,513)
		(58,376)
Health Care Technology - (0.4%)
Cerner Corp.*	(166)	(9,953)

Hotels, Restaurants & Leisure - (2.3%)
Carnival Corp.	(208)	(10,337)
Las Vegas Sands Corp.	(266)	(10,100)
McDonald's Corp.	(108)	(10,641)
Starbucks Corp.	(188)	(10,686)
Yum! Brands, Inc.	(128)	(10,234)
		(51,998)
Household Products - (1.3%)
Colgate-Palmolive Co.	(150)	(9,519)
Kimberly-Clark Corp.	(96)	(10,468)
Procter & Gamble Co./The	(146)	(10,503)
		(30,490)
Industrial Conglomerates - (1.3%)
3M Co.	(72)	(10,207)
Danaher Corp.	(108)	(9,203)
General Electric Co.	(408)	(10,290)
		(29,700)
Insurance - (3.8%)
ACE Ltd.	(92)	(9,513)
Aflac, Inc.	(170)	(9,882)
Allstate Corp./The	(176)	(10,250)
American International Group, Inc.	(170)	(9,659)
Aon plc	(106)	(9,393)
Marsh & McLennan Cos., Inc.	(186)	(9,713)
MetLife, Inc.	(212)	(9,996)
Prudential Financial, Inc.	(128)	(9,755)
Travelers Cos., Inc./The	(104)	(10,351)
		(88,512)
Internet & Catalog Retail - (1.3%)
Amazon.com, Inc.*	(20)	(10,238)
Netflix, Inc.*	(98)	(10,119)
Priceline Group, Inc./The*	(8)	(9,895)
		(30,252)
Internet Software & Services - (2.1%)
eBay, Inc.*	(410)	(10,020)
Facebook, Inc., Class A*	(106)	(9,529)
Google, Inc., Class C*	(16)	(9,735)
LinkedIn Corp., Class A*	(56)	(10,647)
Yahoo!, Inc.*	(316)	(9,136)
		(49,067)
IT Services - (3.4%)
Accenture plc, Class A	(108)	(10,612)
Automatic Data Processing, Inc.	(120)	(9,643)
Cognizant Technology Solutions Corp., Class A*	(170)	(10,644)
Fidelity National Information Services, Inc.	(156)	(10,465)
International Business Machines Corp.	(66)	(9,568)
MasterCard, Inc., Class A	(102)	(9,192)
PayPal Holdings, Inc.*	(294)	(9,126)
Visa, Inc., Class A	(132)	(9,195)
		(78,445)
Life Sciences Tools & Services - (0.4%)
Thermo Fisher Scientific, Inc.	(82)	(10,027)

Machinery - (3.0%)
Caterpillar, Inc.	(154)	(10,065)
Cummins, Inc.	(84)	(9,121)
Deere & Co.	(136)	(10,064)
Illinois Tool Works, Inc.	(122)	(10,042)
Ingersoll-Rand plc	(186)	(9,443)
PACCAR, Inc.	(192)	(10,017)
Parker-Hannifin Corp.	(96)	(9,341)
		(68,093)
Media - (2.2%)
Comcast Corp., Class A	(182)	(10,352)
Liberty Global plc*	(228)	(9,353)
Time Warner, Inc.	(144)	(9,900)
Twenty-First Century Fox, Inc., Class A	(374)	(10,090)
Walt Disney Co./The	(100)	(10,220)
		(49,915)
Multiline Retail - (0.4%)
Target Corp.	(122)	(9,597)

Multi-Utilities - (1.4%)
Dominion Resources, Inc.	(148)	(10,416)
PG&E Corp.	(198)	(10,454)
Sempra Energy	(108)	(10,446)
		(31,316)
Oil, Gas & Consumable Fuels - (4.7%)
Anadarko Petroleum Corp.	(166)	(10,025)
Chevron Corp.	(128)	(10,097)
ConocoPhillips	(196)	(9,400)
EOG Resources, Inc.	(132)	(9,609)
Exxon Mobil Corp.	(136)	(10,112)
Kinder Morgan, Inc.	(366)	(10,131)
Marathon Petroleum Corp.	(200)	(9,266)
Occidental Petroleum Corp.	(152)	(10,055)
Phillips 66	(134)	(10,296)
Valero Energy Corp.	(168)	(10,097)
Williams Cos., Inc./The	(274)	(10,097)
		(109,185)
Pharmaceuticals - (3.0%)
AbbVie, Inc.	(186)	(10,120)
Allergan plc*	(34)	(9,242)
Bristol-Myers Squibb Co.	(158)	(9,354)
Eli Lilly & Co.	(118)	(9,875)
Johnson & Johnson	(104)	(9,708)
Merck & Co., Inc.	(202)	(9,977)
Pfizer, Inc.	(320)	(10,051)
		(68,327)
Real Estate Investment Trusts (REITs) - (4.0%)
American Tower Corp.	(108)	(9,502)
Crown Castle International Corp.	(124)	(9,780)
Equity Residential	(138)	(10,367)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
General Growth Properties, Inc.	(402)	$(10,440)
Prologis, Inc.	(244)	(9,492)
Public Storage	(48)	(10,158)
Simon Property Group, Inc.	(56)	(10,288)
Ventas, Inc.	(186)	(10,427)
Welltower, Inc.	(160)	(10,835)
		(91,289)
Road & Rail - (1.3%)
CSX Corp.	(374)	(10,061)
Norfolk Southern Corp.	(132)	(10,085)
Union Pacific Corp.	(110)	(9,725)
		(29,871)
Semiconductors & Semiconductor Equipment - (1.8%)
Applied Materials, Inc.	(638)	(9,372)
Avago Technologies Ltd.	(80)	(10,001)
Intel Corp.	(358)	(10,790)
Texas Instruments, Inc.	(204)	(10,102)
		(40,265)
Software - (2.2%)
Adobe Systems, Inc.*	(120)	(9,866)
Intuit, Inc.	(120)	(10,650)
Microsoft Corp.	(236)	(10,445)
Oracle Corp.	(276)	(9,969)
salesforce.com, Inc.*	(136)	(9,443)
		(50,373)
Specialty Retail - (1.3%)
Home Depot, Inc./The	(92)	(10,625)
Lowe's Cos., Inc.	(144)	(9,924)
TJX Cos., Inc./The	(140)	(9,999)
		(30,548)
Technology Hardware, Storage & Peripherals - (1.3%)
Apple, Inc.	(92)	(10,148)
EMC Corp.	(412)	(9,954)
Hewlett-Packard Co.	(392)	(10,039)
		(30,141)
Textiles, Apparel & Luxury Goods - (0.9%)
NIKE, Inc., Class B	(86)	(10,575)
VF Corp.	(138)	(9,413)
		(19,988)
Tobacco - (1.3%)
Altria Group, Inc.	(182)	(9,901)
Philip Morris International, Inc.	(126)	(9,995)
Reynolds American, Inc.	(232)	(10,271)
		(30,167)
Trading Companies & Distributors - (0.4%)
W.W. Grainger, Inc.	(44)	(9,460)

Total Common Stocks (Proceeds Received $1,957,689)		(1,969,319)

Master Limited Partnership - (0.4%)
Capital Markets - (0.4%)
Blackstone Group LP/The	(300)	(9,501)

Total Master Limited Partnership (Proceeds Received $10,270)		(9,501)
Total Securities Sold Short (Proceeds Received $1,967,959)		(1,978,820)
Other assets less liabilities — 94.2%		2,170,461
Net Assets — 100.0%		$2,305,185

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2015, the aggregate amount held in a segregated account was $1,773,447.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long/short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$152,929
Aggregate gross unrealized depreciation	(384,641)
Net unrealized depreciation	$(231,712)
Federal income tax cost of investments	$366,436

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Size Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
302,380	USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has long exposure to small-cap companies(1))	$(11,262)
(300,490	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Size Index (Fund has short exposure to large-cap companies(1))	(0.06)%	(8,001)
						$(19,263)

(1)	Stocks are ranked within the Target Index based on each company’s market capitalization. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 106.5%
Common Stocks - 90.0%
Aerospace & Defense - 0.9%
B/E Aerospace, Inc.(a)	648	$28,447
TransDigm Group, Inc.(a)*	138	29,313
		57,760
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.(a)	420	28,468
Expeditors International of Washington, Inc.(a)	606	28,512
FedEx Corp.(a)	198	28,508
United Parcel Service, Inc., Class B(a)	288	28,423
		113,911
Automobiles - 0.4%
Thor Industries, Inc.(a)	546	28,283

Banks - 0.4%
First Niagara Financial Group, Inc.(a)	2,784	28,425

Beverages - 0.5%
Coca-Cola Co./The(a)	714	28,646

Biotechnology - 1.3%
Bluebird Bio, Inc.*	330	28,231
Kite Pharma, Inc.*	510	28,397
Myriad Genetics, Inc.*	762	28,560
		85,188
Building Products - 2.3%
A.O. Smith Corp.(a)	438	28,553
Armstrong World Industries, Inc.(a)*	600	28,644
Fortune Brands Home & Security, Inc.(a)	606	28,767
Masco Corp.(a)	1,134	28,554
USG Corp.(a)*	1,080	28,750
		143,268
Chemicals - 2.2%
International Flavors & Fragrances, Inc.(a)	276	28,500
Monsanto Co.(a)	336	28,674
NewMarket Corp.(a)	78	27,846
Scotts Miracle-Gro Co./The, Class A(a)	468	28,464
Sherwin-Williams Co./The(a)	126	28,070
		141,554
Commercial Services & Supplies - 3.6%
Cintas Corp.(a)	336	28,812
Clean Harbors, Inc.(a)*	648	28,493
Covanta Holding Corp.(a)	1,650	28,792
Pitney Bowes, Inc.(a)	1,446	28,703
Republic Services, Inc.(a)	696	28,675
Stericycle, Inc.(a)*	204	28,419
Waste Connections, Inc.(a)	570	27,691
Waste Management, Inc.(a)	576	28,691
		228,276
Communications Equipment - 1.8%
Arista Networks, Inc.*	468	28,637
CommScope Holding Co., Inc.(a)*	954	28,649
F5 Networks, Inc.(a)*	246	28,487
Motorola Solutions, Inc.(a)	420	28,719
		114,492
Containers & Packaging - 2.2%
AptarGroup, Inc.(a)	432	28,495
Bemis Co., Inc.(a)	720	28,490
Graphic Packaging Holding Co.(a)	2,244	28,701
Silgan Holdings, Inc.(a)	546	28,414
Sonoco Products Co.(a)	756	28,531
		142,631
Diversified Financial Services - 0.5%
CBOE Holdings, Inc.(a)	426	28,576

Diversified Telecommunication Services - 0.5%
AT&T, Inc.(a)	882	28,735

Electric Utilities - 3.2%
Duke Energy Corp.(a)	402	28,920
Edison International(a)	462	29,138
Entergy Corp.(a)	438	28,514
Eversource Energy(a)	570	28,853
OGE Energy Corp.(a)	1,056	28,892
Southern Co./The(a)	624	27,893
Xcel Energy, Inc.(a)	804	28,470
		200,680
Electronic Equipment, Instruments & Components - 0.9%
CDW Corp.(a)	702	28,684
FEI Co.	390	28,485
		57,169
Energy Equipment & Services - 2.3%
Diamond Offshore Drilling, Inc.(a)	1,662	28,753
Dril-Quip, Inc.(a)*	498	28,994
National Oilwell Varco, Inc.(a)	762	28,689
Oceaneering International, Inc.(a)	732	28,753
Schlumberger Ltd.(a)	420	28,967
		144,156
Food & Staples Retailing - 1.3%
Casey's General Stores, Inc.(a)	276	28,406
Costco Wholesale Corp.(a)	192	27,757
Walgreens Boots Alliance, Inc.(a)	342	28,420
		84,583
Food Products - 3.2%
Bunge Ltd.(a)	390	28,587
Campbell Soup Co.(a)	564	28,583
ConAgra Foods, Inc.(a)	708	28,681
Hershey Co./The(a)	312	28,667
Kellogg Co.(a)	432	28,750
Pinnacle Foods, Inc.	690	28,897
TreeHouse Foods, Inc.(a)*	366	28,471
		200,636
Health Care Equipment & Supplies - 3.1%
Alere, Inc.(a)*	600	28,890
Becton, Dickinson and Co.(a)	216	28,655
Hill-Rom Holdings, Inc.(a)	546	28,386
Hologic, Inc.(a)*	732	28,643
Intuitive Surgical, Inc.(a)*	60	27,575
Teleflex, Inc.(a)	228	28,320
Varian Medical Systems, Inc.(a)*	390	28,774
		199,243
Health Care Providers & Services - 3.2%
Amsurg Corp.*	372	28,908
DaVita HealthCare Partners, Inc.(a)*	396	28,642

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
HCA Holdings, Inc.(a)*	372	$28,778
MEDNAX, Inc.(a)*	372	28,566
Patterson Cos., Inc.(a)	660	28,545
Tenet Healthcare Corp.(a)*	786	29,019
Universal Health Services, Inc., Class B(a)	228	28,457
		200,915
Health Care Technology - 0.5%
athenahealth, Inc.(a)*	216	28,804

Hotels, Restaurants & Leisure - 5.4%
Brinker International, Inc.(a)	540	28,442
Cheesecake Factory, Inc./The(a)	528	28,491
Chipotle Mexican Grill, Inc.(a)*	42	30,250
Cracker Barrel Old Country Store, Inc.(a)	192	28,278
Darden Restaurants, Inc.(a)	420	28,787
Domino's Pizza, Inc.(a)	264	28,488
Dunkin' Brands Group, Inc.(a)	582	28,518
Jack in the Box, Inc.(a)	366	28,196
McDonald's Corp.(a)	288	28,377
Panera Bread Co., Class A(a)*	150	29,011
Vail Resorts, Inc.(a)	276	28,892
Wendy's Co./The(a)	3,312	28,649
		344,379
Household Durables - 1.8%
D.R. Horton, Inc.(a)	978	28,714
Garmin Ltd.(a)	792	28,417
NVR, Inc.(a)*	18	27,454
Tupperware Brands Corp.(a)	576	28,506
		113,091
Household Products - 1.3%
Church & Dwight Co., Inc.(a)	336	28,191
Clorox Co./The(a)	246	28,420
Colgate-Palmolive Co.(a)	450	28,557
		85,168
Insurance - 1.3%
Allied World Assurance Co. Holdings AG(a)	750	28,628
Arch Capital Group Ltd.(a)*	384	28,212
Axis Capital Holdings Ltd.(a)	534	28,686
		85,526
Internet & Catalog Retail - 0.4%
HSN, Inc.(a)	492	28,162

Internet Software & Services - 0.9%
Facebook, Inc., Class A(a)*	318	28,588
Pandora Media, Inc.(a)*	1,344	28,681
		57,269
IT Services - 3.6%
Amdocs Ltd.(a)	498	28,326
Booz Allen Hamilton Holding Corp.	1,092	28,621
Gartner, Inc.(a)*	342	28,704
International Business Machines Corp.(a)	198	28,704
Jack Henry & Associates, Inc.(a)	396	27,566
Leidos Holdings, Inc.(a)	690	28,504
Teradata Corp.(a)*	990	28,670
Vantiv, Inc., Class A(a)*	618	27,761
		226,856
Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.(a)	834	28,631
Bio-Rad Laboratories, Inc., Class A(a)*	210	28,205
Bio-Techne Corp.(a)	312	28,848
PAREXEL International Corp.(a)*	462	28,607
		114,291
Machinery - 0.9%
Toro Co./The(a)	402	28,357
Valmont Industries, Inc.(a)	300	28,467
		56,824
Media - 0.9%
Cinemark Holdings, Inc.(a)	882	28,656
Starz, Class A(a)*	774	28,901
		57,557
Metals & Mining - 1.4%
Compass Minerals International, Inc.(a)	366	28,683
Newmont Mining Corp.(a)	1,788	28,733
Royal Gold, Inc.(a)	618	29,034
		86,450
Multi-Utilities - 0.9%
Consolidated Edison, Inc.(a)	432	28,879
WEC Energy Group, Inc.(a)	552	28,826
		57,705
Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.(a)	1,326	28,987
Kinder Morgan, Inc.(a)	1,050	29,064
Occidental Petroleum Corp.(a)	438	28,974
Range Resources Corp.(a)	894	28,715
Southwestern Energy Co.(a)*	2,274	28,857
World Fuel Services Corp.(a)	804	28,783
		173,380
Pharmaceuticals - 0.5%
Eli Lilly & Co.(a)	342	28,622

Professional Services - 0.9%
Equifax, Inc.(a)	294	28,571
Verisk Analytics, Inc.(a)*	390	28,825
		57,396
Real Estate Investment Trusts (REITs) - 18.0%
Alexandria Real Estate Equities, Inc.(a)	336	28,449
American Campus Communities, Inc.(a)	780	28,267
American Capital Agency Corp.(a)	1,530	28,611
Annaly Capital Management, Inc.(a)	2,910	28,722
AvalonBay Communities, Inc.(a)	162	28,321
BioMed Realty Trust, Inc.(a)	1,452	29,011
Camden Property Trust(a)	390	28,821
Chimera Investment Corp.(a)	2,142	28,638
Digital Realty Trust, Inc.(a)	426	27,826
EPR Properties(a)	552	28,467
Equity LifeStyle Properties, Inc.(a)	480	28,114
Equity Residential(a)	378	28,395
Essex Property Trust, Inc.(a)	126	28,151
HCP, Inc.(a)	768	28,608
Healthcare Realty Trust, Inc.(a)	1,176	29,224
Healthcare Trust of America, Inc., Class A(a)	1,164	28,530

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Macerich Co./The(a)	372	$28,577
Medical Properties Trust, Inc.(a)	2,592	28,667
MFA Financial, Inc.(a)	4,224	28,765
Mid-America Apartment Communities, Inc.(a)	342	28,000
National Retail Properties, Inc.(a)	774	28,073
Omega Healthcare Investors, Inc.(a)	792	27,839
Piedmont Office Realty Trust, Inc., Class A(a)	1,584	28,338
Plum Creek Timber Co., Inc.	726	28,684
Post Properties, Inc.(a)	486	28,329
Rayonier, Inc.(a)	1,296	28,603
Realty Income Corp.(a)	600	28,434
Retail Properties of America, Inc., Class A(a)	2,046	28,828
Senior Housing Properties Trust(a)	1,770	28,674
Simon Property Group, Inc.(a)	156	28,660
Sovran Self Storage, Inc.(a)	300	28,290
Spirit Realty Capital, Inc.(a)	3,138	28,681
Starwood Property Trust, Inc.(a)	1,398	28,687
Tanger Factory Outlet Centers, Inc.(a)	852	28,090
Taubman Centers, Inc.(a)	414	28,599
Two Harbors Investment Corp.(a)	3,258	28,736
UDR, Inc.(a)	828	28,549
Ventas, Inc.(a)	510	28,591
VEREIT, Inc.(a)	3,708	28,626
Welltower, Inc.	426	28,849
		1,140,324
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.(a)	402	28,703
Landstar System, Inc.(a)	450	28,561
		57,264
Semiconductors & Semiconductor Equipment - 0.5%
Synaptics, Inc.(a)*	354	29,191

Software - 2.2%
Adobe Systems, Inc.(a)*	342	28,119
Aspen Technology, Inc.(a)*	756	28,660
SolarWinds, Inc.(a)*	732	28,724
SS&C Technologies Holdings, Inc.(a)	402	28,156
VMware, Inc., Class A(a)*	360	28,364
		142,023
Specialty Retail - 4.0%
Advance Auto Parts, Inc.(a)	150	28,429
American Eagle Outfitters, Inc.(a)	1,830	28,603
Cabela's, Inc.(a)*	606	27,634
Foot Locker, Inc.(a)	384	27,636
Restoration Hardware Holdings, Inc.(a)*	312	29,113
Sally Beauty Holdings, Inc.(a)*	1,212	28,785
Staples, Inc.(a)	2,418	28,363
TJX Cos., Inc./The	402	28,711
Ulta Salon Cosmetics & Fragrance, Inc.(a)*	174	28,423
		255,697
Textiles, Apparel & Luxury Goods - 1.8%
lululemon athletica, Inc.(a)*	564	28,567
PVH Corp.(a)	282	28,747
Ralph Lauren Corp.(a)	246	29,067
Steven Madden Ltd.(a)*	780	28,564
		114,945
Tobacco - 0.4%
Philip Morris International, Inc.(a)	360	28,559

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A(a)	468	28,562

Water Utilities - 0.5%
American Water Works Co., Inc.(a)	522	28,752

Wireless Telecommunication Services - 0.5%
SBA Communications Corp., Class A(a)*	276	28,908

Total Common Stocks
(Cost $5,988,903)		5,712,832

	Principal Amount
U.S. Government & Agency Security - 16.5%
U.S. Treasury Bill
0.00%, due 12/10/15(a)	$1,050,000	1,050,087
Total U.S. Government & Agency Security (Cost $1,049,447)		1,050,087

Total Securities Held Long (Cost $7,038,350)		6,762,919

	Number of Shares
Securities Sold Short - (91.9%)
Common Stocks - (91.4%)
Aerospace & Defense - (1.8%)
Esterline Technologies Corp.*	(402)	(28,900)
Huntington Ingalls Industries, Inc.	(270)	(28,931)
Textron, Inc.	(774)	(29,133)
Triumph Group, Inc.	(690)	(29,035)
		(115,999)
Airlines - (1.4%)
American Airlines Group, Inc.	(750)	(29,122)
Delta Air Lines, Inc.	(630)	(28,268)
Spirit Airlines, Inc.*	(612)	(28,948)
		(86,338)
Auto Components - (4.1%)
BorgWarner, Inc.	(702)	(29,196)
Dana Holding Corp.	(1,836)	(29,156)
Delphi Automotive plc	(384)	(29,199)
Gentex Corp.	(1,878)	(29,109)
Goodyear Tire & Rubber Co./The	(996)	(29,213)
Johnson Controls, Inc.	(708)	(29,283)
Lear Corp.	(264)	(28,718)
Tenneco, Inc.*	(654)	(29,279)
Visteon Corp.*	(288)	(29,157)
		(262,310)
Automobiles - (1.4%)
General Motors Co.	(972)	(29,180)
Harley-Davidson, Inc.	(528)	(28,987)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Tesla Motors, Inc.*	(120)	$(29,808)
		(87,975)
Banks - (4.1%)
Citigroup, Inc.	(588)	(29,171)
Comerica, Inc.	(714)	(29,345)
East West Bancorp, Inc.	(756)	(29,046)
PrivateBancorp, Inc.	(762)	(29,207)
Prosperity Bancshares, Inc.	(594)	(29,171)
Regions Financial Corp.	(3,252)	(29,301)
Signature Bank*	(204)	(28,062)
SVB Financial Group*	(252)	(29,116)
Zions Bancorp	(1,062)	(29,248)
		(261,667)
Biotechnology - (4.6%)
ACADIA Pharmaceuticals, Inc.*	(882)	(29,168)
Alexion Pharmaceuticals, Inc.*	(186)	(29,088)
Alkermes plc*	(498)	(29,218)
Amgen, Inc.	(210)	(29,047)
Anacor Pharmaceuticals, Inc.*	(246)	(28,957)
Celgene Corp.*	(270)	(29,206)
Cepheid, Inc.*	(648)	(29,290)
Incyte Corp.*	(264)	(29,127)
Seattle Genetics, Inc.*	(756)	(29,151)
Vertex Pharmaceuticals, Inc.*	(282)	(29,367)
		(291,619)
Capital Markets - (8.2%)
Affiliated Managers Group, Inc.*	(168)	(28,727)
Ameriprise Financial, Inc.	(264)	(28,810)
BlackRock, Inc.	(96)	(28,557)
Charles Schwab Corp./The	(1,020)	(29,131)
E*TRADE Financial Corp.*	(1,104)	(29,068)
Eaton Vance Corp.	(870)	(29,076)
Federated Investors, Inc., Class B	(1,002)	(28,958)
Franklin Resources, Inc.	(780)	(29,063)
Goldman Sachs Group, Inc./The	(168)	(29,192)
Invesco Ltd.	(936)	(29,231)
Legg Mason, Inc.	(702)	(29,210)
Morgan Stanley	(918)	(28,917)
NorthStar Asset Management Group, Inc.	(2,034)	(29,208)
State Street Corp.	(432)	(29,035)
Stifel Financial Corp.*	(690)	(29,049)
T. Rowe Price Group, Inc.	(420)	(29,190)
TD Ameritrade Holding Corp.	(912)	(29,038)
Waddell & Reed Financial, Inc., Class A	(834)	(28,998)
		(522,458)
Chemicals - (2.3%)
Albemarle Corp.	(660)	(29,106)
Huntsman Corp.	(3,000)	(29,070)
LyondellBasell Industries N.V., Class A	(348)	(29,009)
Platform Specialty Products Corp.*	(2,364)	(29,905)
Westlake Chemical Corp.	(564)	(29,266)
		(146,356)
Commercial Services & Supplies - (0.4%)
ADT Corp./The	(972)	(29,063)

Communications Equipment - (0.9%)
ARRIS Group, Inc.*	(1,116)	(28,983)
Infinera Corp.*	(1,500)	(29,340)
		(58,323)
Construction & Engineering - (2.3%)
AECOM*	(1,062)	(29,216)
Fluor Corp.	(690)	(29,221)
Jacobs Engineering Group, Inc.*	(774)	(28,971)
KBR, Inc.	(1,752)	(29,188)
Quanta Services, Inc.*	(1,200)	(29,052)
		(145,648)
Construction Materials - (0.5%)
Martin Marietta Materials, Inc.	(192)	(29,174)

Consumer Finance - (0.9%)
Ally Financial, Inc.*	(1,434)	(29,225)
Santander Consumer USA Holdings, Inc.*	(1,428)	(29,160)
		(58,385)
Containers & Packaging - (0.5%)
Owens-Illinois, Inc.*	(1,410)	(29,215)

Diversified Consumer Services - (0.5%)
H&R Block, Inc.	(810)	(29,322)

Diversified Financial Services - (1.4%)
McGraw Hill Financial, Inc.	(336)	(29,064)
Moody's Corp.	(294)	(28,871)
Voya Financial, Inc.	(750)	(29,077)
		(87,012)
Diversified Telecommunication Services - (0.9%)
Frontier Communications Corp.	(6,150)	(29,212)
Level 3 Communications, Inc.*	(672)	(29,360)
		(58,572)
Electric Utilities - (0.5%)
PPL Corp.	(888)	(29,206)

Electrical Equipment - (0.5%)
Eaton Corp. plc	(570)	(29,241)

Electronic Equipment, Instruments & Components - (1.4%)
Arrow Electronics, Inc.*	(528)	(29,188)
Avnet, Inc.	(684)	(29,193)
Jabil Circuit, Inc.	(1,296)	(28,991)
		(87,372)
Energy Equipment & Services - (1.4%)
Helmerich & Payne, Inc.	(618)	(29,207)
Nabors Industries Ltd.	(3,102)	(29,314)
Weatherford International plc*	(3,474)	(29,459)
		(87,980)
Food & Staples Retailing - (0.5%)
Rite Aid Corp.*	(4,836)	(29,355)

Food Products - (1.4%)
Archer-Daniels-Midland Co.	(702)	(29,098)
Hain Celestial Group, Inc./The*	(564)	(29,102)
WhiteWave Foods Co./The*	(726)	(29,149)
		(87,349)
Gas Utilities - (1.4%)
National Fuel Gas Co.	(588)	(29,388)
Questar Corp.	(1,500)	(29,115)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
UGI Corp.	(840)	$(29,249)
		(87,752)
Health Care Equipment & Supplies - (1.4%)
Align Technology, Inc.*	(510)	(28,947)
DexCom, Inc.*	(342)	(29,364)
Edwards Lifesciences Corp.*	(204)	(29,003)
		(87,314)
Health Care Providers & Services - (1.4%)
Acadia Healthcare Co., Inc.*	(438)	(29,026)
Centene Corp.*	(534)	(28,959)
Molina Healthcare, Inc.*	(426)	(29,330)
		(87,315)
Health Care Technology - (0.4%)
Medidata Solutions, Inc.*	(690)	(29,056)

Hotels, Restaurants & Leisure - (2.3%)
Carnival Corp.	(588)	(29,224)
Marriott International, Inc., Class A	(426)	(29,053)
MGM Resorts International*	(1,590)	(29,335)
Norwegian Cruise Line Holdings Ltd.*	(510)	(29,223)
Royal Caribbean Cruises Ltd.	(330)	(29,400)
		(146,235)
Independent Power and Renewable Electricity Producers - (1.8%)
AES Corp./The	(2,982)	(29,194)
Calpine Corp.*	(2,010)	(29,346)
Dynegy, Inc.*	(1,410)	(29,144)
NRG Energy, Inc.	(1,962)	(29,136)
		(116,820)
Insurance - (3.7%)
CNO Financial Group, Inc.	(1,536)	(28,892)
Genworth Financial, Inc., Class A*	(6,276)	(28,995)
Lincoln National Corp.	(612)	(29,046)
MetLife, Inc.	(618)	(29,139)
Primerica, Inc.	(648)	(29,205)
Principal Financial Group, Inc.	(618)	(29,256)
Prudential Financial, Inc.	(384)	(29,265)
Unum Group	(906)	(29,064)
		(232,862)
Internet & Catalog Retail - (2.3%)
Expedia, Inc.	(246)	(28,949)
Groupon, Inc.*	(8,892)	(28,988)
Liberty Interactive Corp. QVC Group, Class A*	(1,110)	(29,115)
Netflix, Inc.*	(282)	(29,120)
TripAdvisor, Inc.*	(462)	(29,115)
		(145,287)
Internet Software & Services - (1.4%)
CoStar Group, Inc.*	(168)	(29,074)
eBay, Inc.*	(1,188)	(29,035)
LinkedIn Corp., Class A*	(156)	(29,660)
		(87,769)
IT Services - (1.8%)
FleetCor Technologies, Inc.*	(210)	(28,900)
MasterCard, Inc., Class A	(324)	(29,199)
VeriFone Systems, Inc.*	(1,050)	(29,117)
WEX, Inc.*	(336)	(29,178)
		(116,394)
Life Sciences Tools & Services - (0.5%)
Illumina, Inc.*	(168)	(29,538)

Machinery - (3.5%)
Flowserve Corp.	(708)	(29,127)
ITT Corp.	(870)	(29,084)
Manitowoc Co., Inc./The	(1,956)	(29,340)
Parker-Hannifin Corp.	(300)	(29,190)
SPX Corp.	(2,448)	(29,180)
SPX FLOW, Inc.*	(468)	(16,113)
Trinity Industries, Inc.	(1,278)	(28,973)
WABCO Holdings, Inc.*	(282)	(29,562)
		(220,569)
Media - (2.7%)
AMC Networks, Inc., Class A*	(396)	(28,975)
Interpublic Group of Cos., Inc./The	(1,518)	(29,039)
Live Nation Entertainment, Inc.*	(1,212)	(29,137)
News Corp., Class A	(2,310)	(29,152)
TEGNA, Inc.	(1,302)	(29,152)
Viacom, Inc., Class B	(672)	(28,997)
		(174,452)
Metals & Mining - (0.5%)
Freeport-McMoRan, Inc.	(3,030)	(29,361)

Multiline Retail - (0.4%)
J.C. Penney Co., Inc.*	(3,138)	(29,152)

Multi-Utilities - (0.4%)
NiSource, Inc.	(1,572)	(29,161)

Oil, Gas & Consumable Fuels - (3.2%)
Marathon Petroleum Corp.	(630)	(29,188)
Newfield Exploration Co.*	(894)	(29,413)
Phillips 66	(384)	(29,507)
SM Energy Co.	(924)	(29,605)
Targa Resources Corp.	(576)	(29,675)
Teekay Corp.	(990)	(29,344)
Whiting Petroleum Corp.*	(1,920)	(29,318)
		(206,050)
Paper & Forest Products - (0.4%)
Domtar Corp.	(810)	(28,958)

Personal Products - (0.5%)
Nu Skin Enterprises, Inc., Class A	(708)	(29,226)

Pharmaceuticals - (1.7%)
AbbVie, Inc.	(540)	(29,381)
Akorn, Inc.*	(684)	(19,497)
Jazz Pharmaceuticals plc*	(222)	(29,484)
Mylan N.V.*	(726)	(29,229)
		(107,591)
Professional Services - (1.4%)
CEB, Inc.	(426)	(29,113)
Dun & Bradstreet Corp./The	(276)	(28,980)
ManpowerGroup, Inc.	(360)	(29,480)
		(87,573)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Real Estate Investment Trusts (REITs) - (0.4%)
Iron Mountain, Inc.	(936)	$(29,035)

Real Estate Management & Development - (0.9%)
CBRE Group, Inc., Class A*	(912)	(29,184)
Howard Hughes Corp./The*	(252)	(28,914)
		(58,098)
Road & Rail - (1.8%)
Avis Budget Group, Inc.*	(666)	(29,091)
Genesee & Wyoming, Inc., Class A*	(492)	(29,067)
Hertz Global Holdings, Inc.*	(1,740)	(29,110)
Ryder System, Inc.	(390)	(28,876)
		(116,144)
Semiconductors & Semiconductor Equipment - (3.7%)
First Solar, Inc.*	(684)	(29,241)
Integrated Device Technology, Inc.*	(1,434)	(29,110)
Lam Research Corp.	(444)	(29,007)
Micron Technology, Inc.*	(1,938)	(29,031)
NVIDIA Corp.	(1,182)	(29,136)
ON Semiconductor Corp.*	(3,108)	(29,215)
Qorvo, Inc.*	(648)	(29,193)
SunEdison, Inc.*	(4,134)	(29,682)
		(233,615)
Software - (4.6%)
Activision Blizzard, Inc.	(954)	(29,469)
Electronic Arts, Inc.*	(414)	(28,048)
FireEye, Inc.*	(924)	(29,402)
Microsoft Corp.	(654)	(28,946)
Qlik Technologies, Inc.*	(798)	(29,087)
salesforce.com, Inc.*	(420)	(29,161)
ServiceNow, Inc.*	(426)	(29,586)
Splunk, Inc.*	(528)	(29,225)
Tableau Software, Inc., Class A*	(372)	(29,678)
Workday, Inc., Class A*	(426)	(29,334)
		(291,936)
Specialty Retail - (1.4%)
CarMax, Inc.*	(492)	(29,186)
Penske Automotive Group, Inc.	(600)	(29,064)
Tractor Supply Co.	(342)	(28,837)
		(87,087)
Technology Hardware, Storage & Peripherals - (0.9%)
SanDisk Corp.	(540)	(29,338)
Seagate Technology plc	(654)	(29,299)
		(58,637)
Textiles, Apparel & Luxury Goods - (0.4%)
Kate Spade & Co.*	(1,518)	(29,009)

Trading Companies & Distributors - (2.3%)
AerCap Holdings N.V.*	(756)	(28,910)
Air Lease Corp.	(942)	(29,127)
HD Supply Holdings, Inc.*	(1,020)	(29,192)
United Rentals, Inc.*	(486)	(29,184)
WESCO International, Inc.*	(630)	(29,276)
		(145,689)
Total Common Stocks (Proceeds Received $6,416,902)		(5,807,624)
Master Limited Partnership - (0.5%)
Capital Markets - (0.5%)
Lazard Ltd., Class A	(672)	(29,098)
Total Master Limited Partnership (Proceeds Received $33,624)		(29,098)
Total Securities Sold Short (Proceeds Received $6,450,526)		(5,836,722)
Other assets less liabilities — 85.4%		5,425,969
Net Assets — 100.0%		$6,352,166

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2015, the aggregate amount held in a segregated account was $5,310,737.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long/short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$329,280
Aggregate gross unrealized depreciation	(498,989)
Net unrealized depreciation	$(169,709)
Federal income tax cost of investments	$1,095,906

See accompanying notes to schedule of investments.

FQF Trust

QuantShares U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

September 30, 2015 (Unaudited)

Total Return Swap Agreements

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/(Depreciation)
617,294	USD	10/05/2015	Morgan Stanley	0.64%	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has long exposure to low beta companies(1))	$47,462
(621,244	) USD	10/05/2015	Morgan Stanley	Dow Jones U.S. Thematic Market Neutral Anti-Beta Index (Fund has short exposure to high beta companies(1))	(0.06)%	52,520
						$99,982

(1)	High beta stocks are those stocks that are more volatile than the market index, and low beta stocks are those stocks that are less volatile than the market index. Please refer to ‘‘Principal Investment Strategies’’ in the Fund’s Prospectus for additional information about the Fund’s Target Index.

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Securities Held Long - 99.5%
Common Stocks - 84.4%
Automobiles - 1.0%
Ford Motor Co.(a)	2,553	$34,644

Banks - 4.0%
FirstMerit Corp.	1,944	34,350
PacWest Bancorp(a)	810	34,676
People's United Financial, Inc.(a)	2,175	34,213
Umpqua Holdings Corp.	2,115	34,475
		137,714
Capital Markets - 2.0%
Ares Capital Corp.(a)	2,361	34,187
Waddell & Reed Financial, Inc., Class A	984	34,214
		68,401
Chemicals - 2.0%
Dow Chemical Co./The	813	34,471
Huntsman Corp.	3,546	34,361
		68,832
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.	2,370	34,507

Diversified Telecommunication Services - 3.0%
AT&T, Inc.(a)	1,068	34,795
Frontier Communications Corp.(a)	7,158	34,001
Verizon Communications, Inc.	789	34,329
		103,125
Electric Utilities - 11.1%
American Electric Power Co., Inc.(a)	606	34,457
Duke Energy Corp.(a)	486	34,963
Entergy Corp.(a)	528	34,373
Eversource Energy	681	34,472
Great Plains Energy, Inc.(a)	1,275	34,450
OGE Energy Corp.	1,266	34,638
Pinnacle West Capital Corp.(a)	537	34,443
PPL Corp.(a)	1,104	36,311
Southern Co./The(a)	771	34,464
Westar Energy, Inc.	930	35,749
Xcel Energy, Inc.	1,026	36,331
		384,651
Electrical Equipment - 2.0%
Eaton Corp. plc	672	34,473
Emerson Electric Co.	780	34,453
		68,926
Energy Equipment & Services - 2.0%
Helmerich & Payne, Inc.(a)	732	34,594
National Oilwell Varco, Inc.(a)	915	34,450
		69,044
Gas Utilities - 1.9%
Piedmont Natural Gas Co., Inc.	861	34,500
Questar Corp.(a)	1,689	32,784
		67,284
Hotels, Restaurants & Leisure - 3.0%
Las Vegas Sands Corp.(a)	912	34,629
McDonald's Corp.(a)	348	34,288
Six Flags Entertainment Corp.(a)	762	34,884
		103,801
Household Products - 1.0%
Procter & Gamble Co./The(a)	486	34,963

Industrial Conglomerates - 1.0%
General Electric Co.(a)	1,362	34,350

Insurance - 1.0%
Old Republic International Corp.(a)	2,127	33,266

Leisure Products - 0.9%
Mattel, Inc.(a)	1,545	32,538

Machinery - 1.0%
Caterpillar, Inc.(a)	528	34,510

Metals & Mining - 1.0%
Nucor Corp.	918	34,471

Multi-Utilities - 10.9%
Alliant Energy Corp.(a)	615	35,971
Ameren Corp.(a)	816	34,492
CenterPoint Energy, Inc.(a)	1,821	32,851
Consolidated Edison, Inc.(a)	516	34,495
Dominion Resources, Inc.(a)	489	34,416
MDU Resources Group, Inc.(a)	1,932	33,231
PG&E Corp.(a)	654	34,531
Public Service Enterprise Group, Inc.(a)	819	34,529
SCANA Corp.(a)	615	34,600
Vectren Corp.	816	34,280
WEC Energy Group, Inc.	660	34,465
		377,861
Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.(a)	438	34,550
ConocoPhillips(a)	705	33,812
Exxon Mobil Corp.	465	34,573
Kinder Morgan, Inc.(a)	1,257	34,794
Marathon Oil Corp.	2,247	34,604
Murphy Oil Corp.(a)	1,422	34,412
Occidental Petroleum Corp.(a)	522	34,530
ONEOK, Inc.(a)	1,080	34,776
Spectra Energy Corp.(a)	1,320	34,676
Targa Resources Corp.	681	35,085
		345,812
Paper & Forest Products - 1.0%
International Paper Co.	909	34,351

Real Estate Investment Trusts (REITs) - 14.8%
BioMed Realty Trust, Inc.(a)	1,719	34,346
Corrections Corp. of America(a)	1,158	34,207
Digital Realty Trust, Inc.(a)	531	34,685
HCP, Inc.(a)	921	34,307
Hospitality Properties Trust(a)	1,326	33,919
Iron Mountain, Inc.(a)	1,107	34,339
Liberty Property Trust(a)	1,035	32,613
New Residential Investment Corp.(a)	2,634	34,505
Omega Healthcare Investors, Inc.	991	34,834
Senior Housing Properties Trust(a)	2,169	35,138
Spirit Realty Capital, Inc.	3,771	34,467
Starwood Property Trust, Inc.(a)	1,647	33,797

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Ventas, Inc.	598	$33,524
Welltower, Inc.	507	34,334
WP Carey, Inc.	582	33,645
		512,660
Semiconductors & Semiconductor Equipment - 2.0%
Cypress Semiconductor Corp.*	4,035	34,378
KLA-Tencor Corp.(a)	690	34,500
		68,878
Software - 0.9%
CA, Inc.(a)	1,209	33,006

Technology Hardware, Storage & Peripherals - 1.0%
Seagate Technology plc(a)	774	34,675

Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.(a)	1,143	33,067

Thrifts & Mortgage Finance - 1.0%
New York Community Bancorp, Inc.	1,868	33,736

Tobacco - 2.0%
Altria Group, Inc.(a)	657	35,741
Philip Morris International, Inc.(a)	444	35,222
		70,963
Transportation Infrastructure - 1.0%
Macquarie Infrastructure Corp.(a)	465	34,717

Total Common Stocks
(Cost $3,217,342)		2,924,753

Master Limited Partnerships - 15.1%
Capital Markets - 2.0%
Blackstone Group LP/The(a)	1,098	34,774
Carlyle Group LP/The	2,043	34,322
		69,096
Gas Utilities - 1.0%
AmeriGas Partners LP	840	34,885

Industrial Conglomerates - 1.0%
Icahn Enterprises LP	513	34,381

Oil, Gas & Consumable Fuels - 11.1%
Buckeye Partners LP(a)	582	34,495
Cheniere Energy Partners LP	1,320	34,769
DCP Midstream Partners LP	1,452	35,109
Enbridge Energy Partners LP	1,425	35,226
Energy Transfer Partners LP(a)	849	34,868
EnLink Midstream Partners LP	2,208	34,798
NuStar Energy LP	777	34,825
ONEOK Partners LP	1,185	34,673
Plains All American Pipeline LP	1,146	34,816
Targa Resources Partners LP	1,197	34,761
TC PipeLines LP	729	34,708
		383,048
Total Master Limited Partnerships
(Cost $648,218)		521,410

Total Securities Held Long (Cost $3,865,560)		3,446,163

Securities Sold Short - (49.7%)
Common Stocks - (49.0%)
Aerospace & Defense - (0.5%)
Spirit AeroSystems Holdings, Inc., Class A*	(180)	(8,701)
TransDigm Group, Inc.*	(36)	(7,647)
		(16,348)
Airlines - (0.5%)
JetBlue Airways Corp.*	(330)	(8,504)
United Continental Holdings, Inc.*	(153)	(8,117)
		(16,621)
Banks - (2.2%)
Bank of America Corp.	(522)	(8,133)
CIT Group, Inc.	(216)	(8,646)
Citigroup, Inc.	(174)	(8,632)
First Republic Bank	(141)	(8,851)
PrivateBancorp, Inc.	(225)	(8,624)
Signature Bank*	(66)	(9,079)
SVB Financial Group*	(69)	(7,972)
Synovus Financial Corp.	(288)	(8,525)
Zions Bancorp	(315)	(8,675)
		(77,137)
Beverages - (0.2%)
Monster Beverage Corp.*	(63)	(8,514)

Capital Markets - (2.2%)
Affiliated Managers Group, Inc.*	(51)	(8,721)
American Capital Ltd.*	(711)	(8,646)
Charles Schwab Corp./The	(282)	(8,054)
E*TRADE Financial Corp.*	(324)	(8,531)
Goldman Sachs Group, Inc./The	(48)	(8,341)
Interactive Brokers Group, Inc., Class A	(213)	(8,407)
Raymond James Financial, Inc.	(162)	(8,040)
SEI Investments Co.	(180)	(8,681)
Stifel Financial Corp.*	(204)	(8,588)
		(76,009)
Chemicals - (0.5%)
Axalta Coating Systems Ltd.*	(342)	(8,666)
W.R. Grace & Co.*	(93)	(8,654)
		(17,320)
Commercial Services & Supplies - (0.2%)
Stericycle, Inc.*	(60)	(8,359)

Construction & Engineering - (0.3%)
Jacobs Engineering Group, Inc.*	(231)	(8,646)

Construction Materials - (0.5%)
Eagle Materials, Inc.	(126)	(8,621)
Vulcan Materials Co.	(96)	(8,563)
		(17,184)
Consumer Finance - (0.7%)
Ally Financial, Inc.*	(390)	(7,948)
Credit Acceptance Corp.*	(45)	(8,859)
SLM Corp.*	(1,155)	(8,547)
		(25,354)
Containers & Packaging - (0.7%)
Berry Plastics Group, Inc.*	(285)	(8,570)
Crown Holdings, Inc.*	(189)	(8,647)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Owens-Illinois, Inc.*	(417)	$(8,640)
		(25,857)
Diversified Financial Services - (2.2%)
Berkshire Hathaway, Inc., Class B*	(63)	(8,215)
CBOE Holdings, Inc.	(129)	(8,653)
Intercontinental Exchange, Inc.	(36)	(8,460)
Leucadia National Corp.	(390)	(7,901)
MarketAxess Holdings, Inc.	(93)	(8,638)
McGraw Hill Financial, Inc.	(99)	(8,564)
Moody's Corp.	(81)	(7,954)
MSCI, Inc.	(144)	(8,562)
Voya Financial, Inc.	(222)	(8,607)
		(75,554)
Diversified Telecommunication Services - (0.7%)
CenturyLink, Inc.	(516)	(12,962)
Level 3 Communications, Inc.*	(288)	(12,583)
		(25,545)
Electric Utilities - (4.2%)
Edison International	(327)	(20,624)
Exelon Corp.	(693)	(20,582)
FirstEnergy Corp.	(657)	(20,571)
IDACORP, Inc.	(318)	(20,578)
ITC Holdings Corp.	(621)	(20,704)
NextEra Energy, Inc.	(210)	(20,485)
Portland General Electric Co.	(555)	(20,518)
		(144,062)
Energy Equipment & Services - (1.7%)
Cameron International Corp.*	(198)	(12,141)
FMC Technologies, Inc.*	(390)	(12,090)
Halliburton Co.	(342)	(12,090)
Oceaneering International, Inc.	(306)	(12,019)
Schlumberger Ltd.	(177)	(12,208)
		(60,548)
Food & Staples Retailing - (0.5%)
Rite Aid Corp.*	(1,428)	(8,668)
Sprouts Farmers Market, Inc.*	(423)	(8,925)
		(17,593)
Food Products - (0.7%)
Hain Celestial Group, Inc./The*	(165)	(8,514)
Post Holdings, Inc.*	(147)	(8,688)
TreeHouse Foods, Inc.*	(111)	(8,634)
		(25,836)
Gas Utilities - (2.4%)
AGL Resources, Inc.	(336)	(20,509)
Atmos Energy Corp.	(354)	(20,596)
National Fuel Gas Co.	(411)	(20,542)
UGI Corp.	(591)	(20,579)
		(82,226)
Hotels, Restaurants & Leisure - (0.3%)
Chipotle Mexican Grill, Inc.*	(12)	(8,643)

Household Durables - (0.2%)
Mohawk Industries, Inc.*	(45)	(8,181)

Independent Power and Renewable Electricity Producers - (2.4%)
AES Corp./The	(2,100)	(20,559)
Calpine Corp.*	(1,416)	(20,674)
Dynegy, Inc.*	(993)	(20,525)
NRG Energy, Inc.	(1,380)	(20,493)
		(82,251)
Insurance - (2.5%)
Alleghany Corp.*	(18)	(8,426)
American International Group, Inc.	(144)	(8,182)
Brown & Brown, Inc.	(279)	(8,641)
Loews Corp.	(228)	(8,240)
Markel Corp.*	(12)	(9,622)
StanCorp Financial Group, Inc.	(75)	(8,565)
Symetra Financial Corp.	(270)	(8,543)
Torchmark Corp.	(144)	(8,122)
W.R. Berkley Corp.	(159)	(8,645)
White Mountains Insurance Group Ltd.	(12)	(8,967)
		(85,953)
Internet & Catalog Retail - (0.7%)
Amazon.com, Inc.*	(18)	(9,214)
Netflix, Inc.*	(84)	(8,674)
Priceline Group, Inc./The*	(6)	(7,421)
		(25,309)
Internet Software & Services - (1.2%)
eBay, Inc.*	(351)	(8,579)
Facebook, Inc., Class A*	(96)	(8,630)
Google, Inc., Class A*	(12)	(7,660)
LinkedIn Corp., Class A*	(45)	(8,556)
Yahoo!, Inc.*	(297)	(8,586)
		(42,011)
IT Services - (0.3%)
Cognizant Technology Solutions Corp., Class A*	(144)	(9,016)

Machinery - (0.5%)
Middleby Corp./The*	(81)	(8,520)
WABCO Holdings, Inc.*	(84)	(8,806)
		(17,326)
Media - (0.8%)
Discovery Communications, Inc., Class A*	(324)	(8,434)
DISH Network Corp., Class A*	(147)	(8,576)
Sirius XM Holdings, Inc.*	(2,391)	(8,942)
		(25,952)
Metals & Mining - (0.3%)
Newmont Mining Corp.	(537)	(8,630)

Multiline Retail - (0.2%)
Dollar Tree, Inc.*	(129)	(8,599)

Multi-Utilities - (2.4%)
CMS Energy Corp.	(582)	(20,556)
DTE Energy Co.	(255)	(20,494)
NiSource, Inc.	(1,104)	(20,479)
Sempra Energy	(213)	(20,602)
		(82,131)
Oil, Gas & Consumable Fuels - (9.1%)
Anadarko Petroleum Corp.	(198)	(11,957)
Apache Corp.	(309)	(12,101)
Cabot Oil & Gas Corp.	(555)	(12,132)
Cheniere Energy, Inc.*	(252)	(12,172)
Cimarex Energy Co.	(117)	(11,990)
Cobalt International Energy, Inc.*	(1,728)	(12,234)

See accompanying notes to schedule of investments.

FQF Trust

QuantShares Hedged Dividend Income Fund

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Concho Resources, Inc.*	(123)	$(12,091)
Devon Energy Corp.	(327)	(12,128)
Diamondback Energy, Inc.	(186)	(12,016)
Energen Corp.	(243)	(12,116)
EOG Resources, Inc.	(165)	(12,012)
EQT Corp.	(189)	(12,242)
Gulfport Energy Corp.*	(408)	(12,109)
Hess Corp.	(240)	(12,014)
HollyFrontier Corp.	(249)	(12,161)
Marathon Petroleum Corp.	(261)	(12,092)
Newfield Exploration Co.*	(369)	(12,140)
Noble Energy, Inc.	(399)	(12,042)
Phillips 66	(156)	(11,987)
Pioneer Natural Resources Co.	(99)	(12,042)
Range Resources Corp.	(375)	(12,045)
Southwestern Energy Co.*	(951)	(12,068)
Tesoro Corp.	(123)	(11,961)
Valero Energy Corp.	(201)	(12,080)
Whiting Petroleum Corp.*	(792)	(12,094)
Williams Cos., Inc./The	(327)	(12,050)
		(314,076)
Professional Services - (0.5%)
IHS, Inc., Class A*	(75)	(8,700)
Verisk Analytics, Inc.*	(114)	(8,426)
		(17,126)
Real Estate Investment Trusts (REITs) - (1.0%)
American Homes 4 Rent, Class A	(552)	(8,876)
Equity Commonwealth*	(318)	(8,662)
Strategic Hotels & Resorts, Inc.*	(654)	(9,019)
Sunstone Hotel Investors, Inc.	(654)	(8,653)
		(35,210)
Real Estate Management & Development - (1.0%)
CBRE Group, Inc., Class A*	(267)	(8,544)
Forest City Enterprises, Inc., Class A*	(429)	(8,636)
Jones Lang LaSalle, Inc.	(57)	(8,195)
Realogy Holdings Corp.*	(228)	(8,579)
		(33,954)
Road & Rail - (0.5%)
Hertz Global Holdings, Inc.*	(513)	(8,583)
Old Dominion Freight Line, Inc.*	(141)	(8,601)
		(17,184)
Software - (0.5%)
Adobe Systems, Inc.*	(108)	(8,880)
salesforce.com, Inc.*	(126)	(8,748)
		(17,628)
Specialty Retail - (0.5%)
AutoZone, Inc.*	(12)	(8,686)
O'Reilly Automotive, Inc.*	(33)	(8,250)
		(16,936)
Textiles, Apparel & Luxury Goods - (0.3%)
Under Armour, Inc., Class A*	(90)	(8,710)

Thrifts & Mortgage Finance - (0.5%)
Hudson City Bancorp, Inc.	(894)	(9,092)
MGIC Investment Corp.*	(921)	(8,528)
		(17,620)
Trading Companies & Distributors - (0.5%)
HD Supply Holdings, Inc.*	(300)	(8,586)
United Rentals, Inc.*	(144)	(8,647)
		(17,233)
Water Utilities - (1.2%)
American Water Works Co., Inc.	(375)	(20,655)
Aqua America, Inc.	(774)	(20,488)
		(41,143)
Wireless Telecommunication Services - (0.7%)
SBA Communications Corp., Class A*	(123)	(12,883)
Telephone & Data Systems, Inc.	(519)	(12,954)
		(25,837)
Total Common Stocks (Proceeds Received $1,807,621)		(1,695,372)

Master Limited Partnerships - (0.7%)
Oil, Gas & Consumable Fuels - (0.7%)
Magellan Midstream Partners LP	(201)	(12,082)
Shell Midstream Partners LP	(423)	(12,449)
		(24,531)
Total Master Limited Partnerships (Proceeds Received $29,906)		(24,531)
Total Securities Sold Short (Proceeds Received $1,837,527)		(1,719,903)
Other assets less liabilities — 50.2%		1,738,307
Net Assets — 100.0%		$3,464,567

*	Non-income producing security.
(a)	All or a portion of these securities were held in a segregated account as collateral for securities sold short. At September 30, 2015, the aggregate amount held in a segregated account was $1,992,381.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments (both long/short positions) based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$181,827
Aggregate gross unrealized depreciation	(495,927)
Net unrealized depreciation	$(314,100)
Federal income tax cost of investments	$2,040,360

See accompanying notes to schedule of investments.

FQF Trust — QuantShares Funds

Notes to Quarterly Schedule of Investments

September 30, 2015 (Unaudited)

1.	Organization

FQF Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five operational series of the QuantShares Funds (collectively the “Funds” or individually a “Fund”): QuantShares U.S. Market Neutral Momentum Fund, QuantShares U.S. Market Neutral Value Fund, QuantShares U.S. Market Neutral Size Fund, QuantShares U.S. Market Neutral Anti-Beta Fund, and QuantShares Hedged Dividend Income Fund. FFCM, LLC (the “Adviser”) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The Funds had no operations from their initial seeding date until each Fund’s respective commencement of operations date other than matters related to their organization and sale and issuance of 4,000 shares of beneficial interest in QuantShares U.S. Market Neutral Value Fund to the Adviser at the net asset value of $25.00 per share.

2.	Basis of Presentation

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles(‘‘GAAP’’). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value or market value.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FQF Trust — QuantShares Funds

Notes to Quarterly Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary of the valuations as of September 30, 2015, for each Fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	U.S. Government & Agency Security	Swap Agreements*		Totals
QuantShares U.S. Market Neutral Momentum Fund
Assets:	$2,435,908	$50,004	$24,871	$—	$2,510,783
Liabilities:	(2,515,804)	—	—	—	(2,515,804)
Totals:	$(79,896)	$50,004	$24,871	$—	$(5,021)
QuantShares U.S. Market Neutral Value Fund
Assets:	$2,163,395	$200,017	$32,053	$—	$2,395,465
Liabilities:	(2,186,044)	—	—	—	(2,186,044)
Totals:	$(22,649)	$200,017	$32,053	$—	$209,421
QuantShares U.S. Market Neutral Size Fund
Assets:	$2,013,536	$100,008	$—	$—	$2,113,544
Liabilities:	(1,978,820)	—	(19,263)	—	(1,998,083)
Totals:	$34,716	$100,008	$(19,263)	$—	$115,461
QuantShares U.S. Market Neutral Anti-Beta Fund
Assets:	$5,712,832	$1,050,087	$99,982	$—	$6,862,901
Liabilities:	(5,836,722)	—	—	—	(5,836,722)
Totals:	$(123,890)	$1,050,087	$99,982	$—	$1,026,179
QuantShares Hedged Dividend Income Fund
Assets:	$3,446,163	$—	$—	$—	$3,446,163
Liabilities:	(1,719,903)	—	—	—	(1,719,903)
Totals:	$1,726,260	$—	$—	$—	$1,726,260

* The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended September 30, 2015, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

There were no transfers between Levels 1, 2, and 3 for the period ending September 30, 2015 based on the valuation input Levels assigned to securities on June 30, 2015.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

FQF Trust — QuantShares Funds

Notes to Quarterly Schedule of Investments

September 30, 2015 (Unaudited)

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.

Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the period ended September 30, 2015.

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term.

FQF Trust — QuantShares Funds

Notes to Quarterly Schedule of Investments

September 30, 2015 (Unaudited)

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average outstanding swap contracts for the period ended September 30, 2015:

Fund	Average Contract Long	Average Contract Short
QuantShares U.S. Market Neutral Momentum Fund	$196,365	$(167,037)
QuantShares U.S. Market Neutral Value Fund	340,647	(335,637)
QuantShares U.S. Market Neutral Size Fund	1,748,716	(1,576,032)
QuantShares U.S. Market Neutral Anti-Beta Fund	311,395	(323,327)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. None of the Funds had any repurchase agreements outstanding for the period ended September 30, 2015.

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Momentum Risk:  For the QuantShares U.S. Market Neutral Momentum Fund, momentum investing entails investing in securities that have recently had higher total returns and shorting securities that have had lower total returns. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. In addition, there may be periods when the momentum style is out of favor, and during which the investment performance of a fund using a momentum strategy may suffer.

Value Risk:  For the QuantShares U.S. Market Neutral Value Fund, value investing entails investing in securities that are inexpensive (or “cheap”) relative to other stocks in the universe based on ratios such as earnings to price or book to price and shorting securities that are expensive based on the same ratios. There may be periods when the value style is out of favor, and during which the investment performance of a fund using a value strategy may suffer. In addition, value stocks, including those in the Target Index, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Size Risk:  For the QuantShares U.S. Market Neutral Size Fund, size investing entails investing in securities within the universe that have smaller market capitalizations and shorting securities within the universe that have larger market capitalizations. There may be periods when the size style is out of favor, and during which the investment performance of a fund using a size strategy may suffer.

Anti-Beta Risk:  For the QuantShares U.S. Market Neutral Anti-Beta Fund, anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that the Fund will not be invested in the less

FQF Trust — QuantShares Funds

Notes to Quarterly Schedule of Investments

September 30, 2015 (Unaudited)

volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe and long exposure to the least volatile stocks in the universe. Volatile stocks are subject to sharp swings in value.

High Dividend Risk: For the QuantShares Hedged Dividend Income Fund, high dividend investing entails taking long positions in securities in each of 10 sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in securities in each of 10 sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Leverage Risk:  A Fund’s use of short selling and swap agreements allows the Fund to obtain investment exposures greater than it could otherwise obtain and to increase, or leverage, its total long and short investment exposures more than its net asset value by a significant amount. Leverage may magnify the Fund’s gains or losses.

Market Neutral Style Risk:  There is a risk that the Adviser’s sampling strategy, or the Target Index, will not construct a portfolio that limits a Fund’s exposure to general market movements, in which case the Fund’s performance may reflect general market movements. Further, if the portfolio is constructed to limit a Fund’s exposure to general market movements, during a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the Funds’ short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because each Fund employs a dollar neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Master Limited Partnership Risk: The Funds may invest in Master Limited Partnerships (“MLPs”), which are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are ‘‘qualified publicly traded partnerships’’ for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Portfolio Turnover Risk:  A Fund’s investment strategy may result in higher portfolio turnover rates. A high portfolio turnover rate (for example, over 100%) may result in higher transaction costs to a Fund, including brokerage commissions, and negatively impact a Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, the Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Short Sale Risk: If a Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain

FQF Trust — QuantShares Funds

Notes to Quarterly Schedule of Investments

September 30, 2015 (Unaudited)

(as compared to a long position, where the maximum loss is the amount invested). The use of short sales increases the exposure of a Fund to the market, and may increase losses and the volatility of returns. If the short portfolio (made up of the lowest ranked securities within each sector) outperforms the long portfolio (made up of the highest ranked securities within each sector), the performance of a Fund would be negatively affected. In addition, when a Fund is selling a stock short, it must maintain a segregated account or cash and/or liquid assets with its custodian to satisfy collateral and regulatory requirements. As a result, a Fund may maintain high levels of cash or liquid assets.

Stock Market Risk:  Stock markets can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. The market’s behavior is unpredictable, particularly in the short term.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error. If the value of short positions exceeds the value of the long positions by a certain percentage, the investment performance of a Fund will likely diverge from that of its Target Index.

Trading Halts Risk:  Fund shares trade on the Funds’ listing exchange and, therefore, are subject to trading halts on the exchange.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

FQF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Common Stocks - 99.1%
Aerospace & Defense - 5.6%
Boeing Co./The	2,618	$342,827
General Dynamics Corp.	1,034	142,640
Honeywell International, Inc.	2,332	220,817
Lockheed Martin Corp.	1,518	314,697
Northrop Grumman Corp.	506	83,971
Raytheon Co.	924	100,956
United Technologies Corp.	2,662	236,891
		1,442,799
Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	3,674	362,587

Beverages - 4.7%
Coca-Cola Co./The	12,276	492,513
Coca-Cola Enterprises, Inc.	550	26,592
Dr. Pepper Snapple Group, Inc.	550	43,478
Molson Coors Brewing Co., Class B	330	27,397
PepsiCo, Inc.	6,468	609,932
		1,199,912
Capital Markets - 1.2%
Franklin Resources, Inc.	3,388	126,237
T. Rowe Price Group, Inc.	2,574	178,893
		305,130
Chemicals - 2.2%
Air Products & Chemicals, Inc.	506	64,555
Airgas, Inc.	132	11,792
Chemours Co./The	682	4,413
Dow Chemical Co./The	2,618	111,003
E.I. du Pont de Nemours & Co.	2,948	142,094
International Flavors & Fragrances, Inc.	198	20,445
Monsanto Co.	1,144	97,629
Praxair, Inc.	1,078	109,805
		561,736
Commercial Services & Supplies - 0.5%
Tyco International plc	1,474	49,320
Waste Management, Inc.	1,474	73,420
		122,740
Communications Equipment - 1.4%
QUALCOMM, Inc.	6,842	367,621

Containers & Packaging - 0.1%
Avery Dennison Corp.	264	14,935
Bemis Co., Inc.	220	8,705
		23,640
Distributors - 0.2%
Genuine Parts Co.	770	63,825

Diversified Consumer Services - 0.1%
H&R Block, Inc.	638	23,096

Diversified Telecommunication Services - 8.0%
AT&T, Inc.	29,788	970,493
CenturyLink, Inc.	2,134	53,606
Verizon Communications, Inc.	23,782	1,034,755
		2,058,854
Electric Utilities - 3.9%
American Electric Power Co., Inc.	1,672	95,070
Duke Energy Corp.	2,288	164,599
Edison International	968	61,052
Entergy Corp.	682	44,398
Eversource Energy	946	47,886
Exelon Corp.	2,442	72,527
FirstEnergy Corp.	1,056	33,063
NextEra Energy, Inc.	1,320	128,766
Pepco Holdings, Inc.	748	18,117
Pinnacle West Capital Corp.	418	26,810
PPL Corp.	2,420	79,594
Southern Co./The	3,696	165,211
Xcel Energy, Inc.	1,672	59,206
		996,299
Electrical Equipment - 0.7%
Emerson Electric Co.	3,102	137,015
Rockwell Automation, Inc.	330	33,485
		170,500
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	2,970	204,841

Food & Staples Retailing - 2.2%
Sysco Corp.	1,386	54,013
Wal-Mart Stores, Inc.	7,810	506,400
		560,413
Food Products - 1.5%
Archer-Daniels-Midland Co.	1,430	59,274
Bunge Ltd.	374	27,414
Campbell Soup Co.	462	23,414
General Mills, Inc.	1,980	111,137
Hershey Co./The	484	44,470
Hormel Foods Corp.	374	23,678
Kellogg Co.	704	46,851
McCormick & Co., Inc.	330	27,119
Mead Johnson Nutrition Co.	484	34,074
		397,431
Gas Utilities - 0.1%
Questar Corp.	704	13,665

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	4,664	187,586
Baxter International, Inc.	2,596	85,279
Becton, Dickinson and Co.	484	64,207
		337,072
Health Care Providers & Services - 0.0%
Patterson Cos., Inc.	198	8,564

Hotels, Restaurants & Leisure - 2.8%
Darden Restaurants, Inc.	528	36,189
McDonald's Corp.	5,588	550,586
Starwood Hotels & Resorts Worldwide, Inc.	440	29,251
Yum! Brands, Inc.	1,452	116,087
		732,113
Household Durables - 0.1%
Garmin Ltd.	506	18,155
Leggett & Platt, Inc.	330	13,613
		31,768
Household Products - 5.6%
Clorox Co./The	572	66,083
Colgate-Palmolive Co.	4,048	256,886

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Kimberly-Clark Corp.	2,134	$232,692
Procter & Gamble Co./The	12,166	875,222
		1,430,883
Industrial Conglomerates - 2.0%
3M Co.	3,696	523,982

Insurance - 1.4%
Everest Re Group Ltd.	220	38,135
Marsh & McLennan Cos., Inc.	4,488	234,363
Progressive Corp./The	2,508	76,845
		349,343
IT Services - 3.7%
Accenture plc, Class A	2,134	209,687
Automatic Data Processing, Inc.	2,244	180,328
Broadridge Financial Solutions, Inc.	374	20,701
International Business Machines Corp.	2,530	366,774
Paychex, Inc.	2,156	102,690
Western Union Co./The	3,278	60,184
		940,364
Leisure Products - 0.2%
Hasbro, Inc.	286	20,632
Mattel, Inc.	1,056	22,239
		42,871
Machinery - 0.8%
Cummins, Inc.	462	50,164
Dover Corp.	440	25,159
Illinois Tool Works, Inc.	1,276	105,028
Parker-Hannifin Corp.	330	32,109
		212,460
Media - 0.3%
Omnicom Group, Inc.	792	52,193
Viacom, Inc., Class B	858	37,023
		89,216
Metals & Mining - 0.1%
Nucor Corp.	770	28,914

Multiline Retail - 0.7%
Kohl's Corp.	462	21,395
Target Corp.	1,892	148,825
		170,220
Multi-Utilities - 2.5%
Alliant Energy Corp.	374	21,875
Ameren Corp.	792	33,478
CenterPoint Energy, Inc.	1,452	26,194
CMS Energy Corp.	792	27,974
Consolidated Edison, Inc.	1,012	67,652
Dominion Resources, Inc.	1,584	111,482
DTE Energy Co.	682	54,812
PG&E Corp.	1,584	83,635
Public Service Enterprise Group, Inc.	2,002	84,404
SCANA Corp.	374	21,041
Sempra Energy	638	61,708
WEC Energy Group, Inc.	1,144	59,740
		653,995
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp.	9,042	713,233
ConocoPhillips	4,840	232,126
Exxon Mobil Corp.	17,710	1,316,738
Occidental Petroleum Corp.	2,970	196,466
		2,458,563
Pharmaceuticals - 13.0%
AbbVie, Inc.	4,268	232,222
Bristol-Myers Squibb Co.	4,774	282,621
Eli Lilly & Co.	2,816	235,671
Johnson & Johnson	13,706	1,279,455
Merck & Co., Inc.	10,494	518,298
Pfizer, Inc.	25,168	790,527
		3,338,794
Professional Services - 0.1%
Nielsen Holdings plc	792	35,220

Real Estate Investment Trusts (REITs) - 4.2%
Communications Sales & Leasing, Inc.	682	12,208
HCP, Inc.	2,420	90,145
Macerich Co./The	1,584	121,683
Plum Creek Timber Co., Inc.	814	32,161
Public Storage	1,782	377,125
Simon Property Group, Inc.	1,518	278,887
Weingarten Realty Investors	748	24,766
Weyerhaeuser Co.	5,104	139,543
		1,076,518
Road & Rail - 1.1%
Union Pacific Corp.	3,300	291,753

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	1,078	60,810
Intel Corp.	18,656	562,292
Linear Technology Corp.	990	39,946
Texas Instruments, Inc.	3,806	188,473
		851,521
Software - 3.6%
CA, Inc.	836	22,823
Microsoft Corp.	20,504	907,507
		930,330
Specialty Retail - 2.3%
Gap, Inc./The	594	16,929
Home Depot, Inc./The	4,400	508,156
L Brands, Inc.	682	61,469
		586,554
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	924	63,026

Tobacco - 5.3%
Altria Group, Inc.	9,416	512,231
Philip Morris International, Inc.	9,240	733,009
Reynolds American, Inc.	2,794	123,690
		1,368,930
Trading Companies & Distributors - 0.3%
Fastenal Co.	990	36,244
W.W. Grainger, Inc.	198	42,572
		78,816

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE U.S. Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Water Utilities - 0.1%
American Water Works Co., Inc.	462	$25,447

Total Common Stocks
(Cost $26,747,578)		25,532,326

Total Investment Securities (Cost $26,747,578) - 99.1%		25,532,326
Other assets less liabilities — 0.9%		225,447
Net Assets — 100.0%		$25,757,773

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$141,907
Aggregate gross unrealized depreciation	(1,357,197)
Net unrealized depreciation	$(1,215,290)
Federal income tax cost of investments	$26,747,616

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Common Stocks - 98.2%
Aerospace & Defense - 0.8%
BAE Systems plc	3,741	$25,336
Meggitt plc	528	3,804
		29,140
Air Freight & Logistics - 1.1%
bpost S.A.	165	3,914
Deutsche Post AG	1,170	32,390
		36,304
Auto Components - 0.3%
Cie Generale des Etablissements Michelin	123	11,190

Beverages - 1.3%
Diageo plc	1,659	44,433

Building Products - 0.4%
Geberit AG	48	14,662

Capital Markets - 0.8%
Aberdeen Asset Management plc	1,497	6,715
Ashmore Group plc	1,116	4,161
Partners Group Holding AG	45	15,249
		26,125
Chemicals - 4.0%
Air Liquide S.A.	207	24,437
BASF SE	702	53,591
Croda International plc	87	3,566
EMS-Chemie Holding AG	6	2,467
Evonik Industries AG	141	4,713
FUCHS PETROLUB SE	24	922
FUCHS PETROLUB SE (Preference)	42	1,854
Givaudan S.A.*	12	19,516
Koninklijke DSM N.V.	87	4,005
Solvay S.A.	27	2,752
Syngenta AG	60	19,214
		137,037
Commercial Services & Supplies - 0.2%
Edenred	171	2,789
Societe BIC S.A.	21	3,257
		6,046
Communications Equipment - 0.7%
Telefonaktiebolaget LM Ericsson, Class B	2,532	24,866

Construction & Engineering - 0.2%
Boskalis Westminster	60	2,620
Skanska AB, Class B	309	6,051
		8,671
Consumer Finance - 0.6%
Provident Financial plc	429	20,378

Containers & Packaging - 0.2%
Rexam plc	825	6,533

Distributors - 0.1%
Inchcape plc	300	3,263

Diversified Financial Services - 2.2%
Groupe Bruxelles Lambert S.A.	147	11,073
Industrivarden AB, Class A	372	7,044
Industrivarden AB, Class C	324	5,683
Investment AB Kinnevik, Class B	342	9,761
Investor AB, Class B	1,188	40,750
		74,311
Diversified Telecommunication Services - 6.6%
BT Group plc	5,859	37,190
Deutsche Telekom AG	2,133	37,860
Elisa OYJ	99	3,343
Orange S.A.	1,248	18,854
Proximus	198	6,828
Swisscom AG	42	20,953
TalkTalk Telecom Group plc	345	1,641
TDC A/S	792	4,077
Telefonica S.A.	2,739	33,146
TeliaSonera AB	2,808	15,110
Vivendi S.A.	2,079	49,086
		228,088
Electric Utilities - 2.9%
EDP - Energias de Portugal S.A.	1,821	6,656
Electricite de France S.A.	177	3,118
Endesa S.A.	516	10,863
Fortum OYJ	345	5,100
Iberdrola S.A.	4,455	29,604
Red Electrica Corp. S.A.	99	8,201
SSE plc	1,257	28,447
Terna Rete Elettrica Nazionale SpA	1,650	8,013
		100,002
Electrical Equipment - 0.9%
ABB Ltd.*	1,677	29,631

Energy Equipment & Services - 0.1%
Tenaris S.A.	285	3,417

Food & Staples Retailing - 1.1%
Colruyt S.A.*	57	2,740
J Sainsbury plc	1,299	5,129
Kesko OYJ, Class B	45	1,592
Koninklijke Ahold N.V.	1,044	20,310
WM Morrison Supermarkets plc	3,579	8,993
		38,764
Food Products - 5.2%
Marine Harvest ASA*	186	2,368
Nestle S.A.	2,301	172,941
Orkla ASA	636	4,714
		180,023
Gas Utilities - 0.8%
Enagas S.A.	273	7,816
Gas Natural SDG S.A.	198	3,856
Snam SpA	2,916	14,969
		26,641
Health Care Equipment & Supplies - 0.2%
Coloplast A/S, Class B	102	7,221

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Hotels, Restaurants & Leisure - 1.1%
Compass Group plc	1,821	$29,007
InterContinental Hotels Group plc	153	5,286
William Hill plc	765	4,060
		38,353
Household Durables - 0.2%
Berkeley Group Holdings plc	165	8,337

Household Products - 1.6%
Reckitt Benckiser Group plc	591	53,526

Industrial Conglomerates - 1.9%
Siemens AG	672	60,026
Smiths Group plc	438	6,659
		66,685
Insurance - 2.1%
Admiral Group plc	408	9,270
Direct Line Insurance Group plc	2,388	13,543
Euler Hermes Group	30	2,782
Gjensidige Forsikring ASA	333	4,483
Sampo Oyj, Class A	771	37,287
Tryg A/S	309	5,997
		73,362
Machinery - 0.5%
IMI plc	213	3,056
Kone OYJ, Class B	273	10,372
Melrose Industries plc	558	2,230
Zardoya Otis S.A.	282	3,044
		18,702
Marine - 0.5%
AP Moeller - Maersk A/S, Class A	3	4,511
AP Moeller - Maersk A/S, Class B	3	4,614
Kuehne + Nagel International AG	66	8,479
		17,604
Media - 2.6%
Axel Springer SE	39	2,175
Eutelsat Communications S.A.	123	3,766
Pearson plc	627	10,690
RELX N.V.	1,239	20,172
RELX plc	1,428	24,454
RTL Group S.A.	57	4,904
SES S.A. (FDR)	240	7,554
WPP plc	849	17,634
		91,349
Metals & Mining - 1.0%
BHP Billiton plc	2,088	31,744
Polyus Gold International Ltd.	378	1,101
		32,845
Multiline Retail - 0.7%
Marks & Spencer Group plc	1,359	10,300
Next plc	111	12,778
		23,078
Multi-Utilities - 3.7%
Centrica plc	8,661	30,030
E.ON SE	1,353	11,606
Engie S.A.	1,041	16,797
National Grid plc	4,620	64,221
Suez Environnement Co.	240	4,299
		126,953
Oil, Gas & Consumable Fuels - 11.8%
BP plc	20,031	101,208
Eni SpA	2,859	44,885
Royal Dutch Shell plc, Class A	4,422	103,953
Royal Dutch Shell plc, Class B	2,703	63,911
Statoil ASA	981	14,300
TOTAL S.A.	1,779	79,912
		408,169
Personal Products - 4.2%
L'Oreal S.A.	159	27,547
Unilever N.V. (CVA)	1,470	58,952
Unilever plc	1,401	56,926
		143,425
Pharmaceuticals - 16.5%
AstraZeneca plc	867	54,842
GlaxoSmithKline plc	4,485	85,894
Novartis AG	1,791	164,288
Orion Oyj, Class B	96	3,626
Roche Holding AG	642	169,289
Sanofi	939	89,070
		567,009
Professional Services - 0.9%
Capita plc	345	6,252
Experian plc	639	10,227
SGS S.A.	9	15,699
		32,178
Real Estate Investment Trusts (REITs) - 5.3%
British Land Co. plc/The	3,600	45,664
Hammerson plc	2,382	22,467
Intu Properties plc	2,373	11,832
Klepierre	357	16,152
Land Securities Group plc	1,239	23,597
Segro plc	2,319	15,067
Unibail-Rodamco SE	180	46,522
		181,301
Real Estate Management & Development - 0.4%
PSP Swiss Property AG*	60	4,931
Swiss Prime Site AG*	111	8,109
		13,040
Software - 0.2%
Sage Group plc/The	852	6,437

Specialty Retail - 1.6%
Fielmann AG	39	2,667
Hennes & Mauritz AB, Class B	1,089	39,774
Kingfisher plc	2,613	14,175
		56,616
Textiles, Apparel & Luxury Goods - 1.0%
HUGO BOSS AG	66	7,404
LVMH Moet Hennessy Louis Vuitton SE	159	27,041
		34,445
Tobacco - 5.0%
British American Tobacco plc	2,259	124,492
Imperial Tobacco Group plc	843	43,524
Swedish Match AB	114	3,442
		171,458
Trading Companies & Distributors - 0.2%
Wolseley plc	135	7,879

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Europe Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Transportation Infrastructure - 0.2%
Abertis Infraestructuras S.A.	318	$5,021
Aeroports de Paris	15	1,699
		6,720
Water Utilities - 0.6%
Pennon Group plc	366	4,302
Severn Trent plc	222	7,334
United Utilities Group plc	615	8,606
		20,242
Wireless Telecommunication Services - 3.7%
Tele2 AB, Class B	324	3,153
Vodafone Group plc	39,159	123,481
		126,634
Total Common Stocks
(Cost $3,564,831)		3,383,093

Total Investment Securities (Cost $3,564,831) - 98.2%		3,383,093
Other assets less liabilities — 1.8%		60,502
Net Assets — 100.0%		$3,443,595

*	Non-income producing security.

CVA	Dutch Certification
FDR	Finnish Depositary Receipt
REIT	Real Estate Investment Trust

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,089
Aggregate gross unrealized depreciation	(191,827)
Net unrealized depreciation	$(181,738)
Federal income tax cost of investments	$3,564,831

O'Shares FTSE Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2015:

Australia	0.9%
Belgium	0.8%
Denmark	0.8%
Finland	1.8%
France	12.4%
Germany	6.2%
Ireland	0.3%
Italy	2.0%
Luxembourg	0.5%
Netherlands	5.7%
Norway	0.7%
Portugal	0.2%
Spain	2.9%
Sweden	4.5%
Switzerland	19.6%
United Kingdom	38.9%
Other [1]	1.8%
100.0%

1	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Europe Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Exchange Traded Fund - 85.2%
O'Shares FTSE Europe Quality Dividend ETF‡	95,000	$2,180,929
Total Exchange Traded Fund (Cost $2,209,579)		2,180,929

Total Investment Securities (Cost $2,209,579) - 85.2%		2,180,929

Other assets less liabilities — 14.8%		379,083
Net Assets — 100.0%		$2,560,012

‡	Affiliated company as defined under the Investment Company Act of 1940.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(28,650)
Net unrealized depreciation	$(28,650)
Federal income tax cost of investments	$2,209,579

Investment in a company which was affiliated for the period ending September 30, 2015 was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain/(Loss)
O'Shares FTSE Europe Quality Dividend ETF	$–	$2,209,579	$–	$2,180,929	$675	$–

* Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

Forward Currency Contracts

O'Shares FTSE Europe Quality Dividend Hedged ETF had the following open forward currency contracts as of September 30, 2015:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	JPMorgan Chase Bank NA	10/30/15	(610,506)	$925,344	$923,417	$1,927
U.S. Dollar vs. Danish Krone	JPMorgan Chase Bank NA	10/30/15	(115,080)	17,365	17,246	119
U.S. Dollar vs. Euro	JPMorgan Chase Bank NA	10/30/15	(570,235)	641,828	637,454	4,374
U.S. Dollar vs. Norwegian Krone	JPMorgan Chase Bank NA	10/30/15	(135,738)	16,056	15,937	119
U.S. Dollar vs. Swedish Krona	JPMorgan Chase Bank NA	10/30/15	(809,043)	96,610	96,721	(111)
U.S. Dollar vs. Swiss Franc	JPMorgan Chase Bank NA	10/30/15	(403,946)	416,096	414,872	1,224
						$7,652

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Common Stocks - 89.1%
Aerospace & Defense - 0.3%
Singapore Technologies Engineering Ltd.	5,625	$11,779

Airlines - 0.7%
Air New Zealand Ltd.	1,104	1,733
Cathay Pacific Airways Ltd.	1,506	2,822
Japan Airlines Co. Ltd.	270	9,486
Singapore Airlines Ltd.	1,515	11,391
		25,432
Auto Components - 1.2%
Bridgestone Corp.	1,155	39,724
Sumitomo Rubber Industries Ltd.	144	1,988
Tokai Rika Co. Ltd.	45	922
		42,634
Automobiles - 3.6%
Toyota Motor Corp.	2,139	124,294

Beverages - 0.2%
Coca-Cola Amatil Ltd.	810	5,123
Coca-Cola East Japan Co. Ltd.	75	1,206
Coca-Cola West Co. Ltd.	108	2,093
		8,422
Biotechnology - 1.0%
CSL Ltd.	531	33,246

Building Products - 0.5%
Asahi Glass Co. Ltd.	969	5,630
LIXIL Group Corp.	354	7,141
TOTO Ltd.	138	4,274
		17,045
Capital Markets - 0.3%
IOOF Holdings Ltd.	561	3,366
Perpetual Ltd.	102	2,838
Platinum Asset Management Ltd.	783	3,721
		9,925
Chemicals - 3.1%
Air Water, Inc.	228	3,404
Asahi Kasei Corp.	2,637	18,464
DuluxGroup Ltd.	870	3,267
Hitachi Chemical Co. Ltd.	183	2,503
Incitec Pivot Ltd.	1,467	4,016
JSR Corp.	405	5,800
Kuraray Co. Ltd.	849	10,517
Lintec Corp.	84	1,755
Nippon Kayaku Co. Ltd.	438	4,535
Orica Ltd.	621	6,556
Shin-Etsu Chemical Co. Ltd.	807	41,135
Ube Industries Ltd.	1,749	3,032
		104,984
Commercial Services & Supplies - 1.3%
Brambles Ltd.	1,941	13,270
Downer EDI Ltd.	267	626
Park24 Co. Ltd.	291	5,448
Secom Co. Ltd.	414	24,740
Toppan Forms Co. Ltd.	84	992
		45,076
Communications Equipment - 0.2%
VTech Holdings Ltd.	492	5,831

Construction & Engineering - 0.2%
COMSYS Holdings Corp.	216	2,561
Kinden Corp.	144	1,817
Maeda Road Construction Co. Ltd.	66	1,151
		5,529
Construction Materials - 0.7%
Adelaide Brighton Ltd.	813	2,482
Boral Ltd.	912	3,374
CSR Ltd.	957	1,941
Fletcher Building Ltd.	1,503	6,534
James Hardie Industries plc (CDI)	666	7,966
		22,297
Containers & Packaging - 0.7%
Amcor Ltd.	2,409	22,269
Orora Ltd.	1,872	3,035
		25,304
Distributors - 0.0%
Canon Marketing Japan, Inc.	75	1,104

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	129	3,436

Diversified Financial Services - 1.1%
ASX Ltd.	492	13,081
First Pacific Co. Ltd.	1,569	958
Singapore Exchange Ltd.	4,824	23,831
		37,870
Diversified Telecommunication Services - 3.1%
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,872	751
Nippon Telegraph & Telephone Corp.	726	25,284
Singapore Telecommunications Ltd.	19,074	48,253
Spark New Zealand Ltd.	5,454	10,391
Telstra Corp. Ltd.	4,938	19,444
		104,123
Electric Utilities - 2.4%
AusNet Services	2,904	2,783
Cheung Kong Infrastructure Holdings Ltd.	681	6,085
CLP Holdings Ltd.	3,612	30,830
Contact Energy Ltd.	2,547	8,060
Mighty River Power Ltd.	2,343	3,767
Power Assets Holdings Ltd.	3,348	31,579
		83,104
Electrical Equipment - 0.8%
Johnson Electric Holdings Ltd.	381	1,256
Mabuchi Motor Co. Ltd.	123	5,301
Mitsubishi Electric Corp.	2,049	18,617
Ushio, Inc.	114	1,362
		26,536
Electronic Equipment, Instruments & Components - 1.5%
Azbil Corp.	141	3,550
Hamamatsu Photonics KK	309	6,954
Hirose Electric Co. Ltd.	69	7,460
Hitachi High-Technologies Corp.	63	1,353
Kyocera Corp.	441	20,071
Omron Corp.	189	5,648
Venture Corp. Ltd.	1,125	6,554
		51,590
Food & Staples Retailing - 6.3%
FamilyMart Co. Ltd.	165	7,496
Lawson, Inc.	216	15,863
Metcash Ltd.	1,971	1,453
Mitsubishi Shokuhin Co. Ltd.	15	341
Seven & i Holdings Co. Ltd.	1,005	45,607
Sun Art Retail Group Ltd.	3,366	2,584
UNY Group Holdings Co. Ltd.	285	1,786

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Wesfarmers Ltd.	3,183	$87,623
Woolworths Ltd.	3,024	52,724
		215,477
Food Products - 0.4%
House Foods Group, Inc.	72	1,212
Nisshin Seifun Group, Inc.	222	3,207
Nissin Foods Holdings Co. Ltd.	93	4,256
Toyo Suisan Kaisha Ltd.	84	3,165
Wilmar International Ltd.	1,911	3,451
		15,291
Gas Utilities - 2.2%
APA Group	2,292	13,755
Hong Kong & China Gas Co. Ltd.	13,044	24,438
Osaka Gas Co. Ltd.	3,366	12,710
Toho Gas Co. Ltd.	513	3,011
Tokyo Gas Co. Ltd.	3,966	19,102
Towngas China Co. Ltd.	681	418
		73,434
Health Care Equipment & Supplies - 1.3%
Ansell Ltd.	177	2,330
Cochlear Ltd.	90	5,273
Fisher & Paykel Healthcare Corp. Ltd.	1,509	6,849
Hoya Corp.	822	26,743
Nihon Kohden Corp.	96	1,583
		42,778
Health Care Providers & Services - 0.5%
Miraca Holdings, Inc.	63	2,657
Ramsay Health Care Ltd.	81	3,324
Ryman Healthcare Ltd.	789	3,687
Sonic Healthcare Ltd.	480	6,149
		15,817
Hotels, Restaurants & Leisure - 0.7%
Cafe de Coral Holdings Ltd.	1,269	4,241
Crown Resorts Ltd.	243	1,689
Echo Entertainment Group Ltd.	867	2,945
Flight Centre Travel Group Ltd.	99	2,509
SKYCITY Entertainment Group Ltd.	1,863	4,454
Tabcorp Holdings Ltd.	1,224	4,012
Tatts Group Ltd.	1,848	4,877
		24,727
Household Durables - 0.5%
PanaHome Corp.	171	1,103
Sekisui Chemical Co. Ltd.	546	5,703
Sekisui House Ltd.	621	9,654
		16,460
Industrial Conglomerates - 3.6%
CK Hutchison Holdings Ltd.	6,621	85,603
Hopewell Holdings Ltd.	618	2,097
Jardine Matheson Holdings Ltd.	372	17,577
Keppel Corp. Ltd.	3,063	14,593
NWS Holdings Ltd.	2,601	3,417
		123,287
Internet Software & Services - 0.1%
Yahoo Japan Corp.	1,170	4,428

IT Services - 0.3%
Computershare Ltd.	336	2,497
Itochu Techno-Solutions Corp.	84	1,782
Obic Co. Ltd.	63	2,862
Otsuka Corp.	54	2,620
		9,761
Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	228	5,264
Heiwa Corp.	135	2,306
Sankyo Co. Ltd.	255	9,034
Sega Sammy Holdings, Inc.	171	1,659
		18,263
Machinery - 3.2%
Amada Holdings Co. Ltd.	360	2,725
FANUC Corp.	486	74,198
Komatsu Ltd.	1,224	17,881
Kurita Water Industries Ltd.	264	5,574
Nabtesco Corp.	135	2,445
OSG Corp.	72	1,353
Yangzijiang Shipbuilding Holdings Ltd.	4,920	3,924
		108,100
Media - 0.9%
Hakuhodo DY Holdings, Inc.	294	2,772
Nippon Television Holdings, Inc.	42	674
REA Group Ltd.	81	2,520
Seven West Media Ltd.	615	319
Singapore Press Holdings Ltd.	3,798	10,248
SKY Network Television Ltd.	1,845	5,485
SKY Perfect JSAT Holdings, Inc.	201	940
Television Broadcasts Ltd.	1,155	3,845
Toho Co. Ltd.	150	3,405
TV Asahi Holdings Corp.	30	456
		30,664
Metals & Mining - 5.3%
BHP Billiton Ltd.	9,207	143,594
Maruichi Steel Tube Ltd.	228	5,132
Rio Tinto Ltd.	723	24,663
Sumitomo Metal Mining Co. Ltd.	549	6,187
		179,576
Multiline Retail - 0.1%
Harvey Norman Holdings Ltd.	840	2,288
Lifestyle International Holdings Ltd.	504	720
		3,008
Multi-Utilities - 0.2%
AGL Energy Ltd.	573	6,423
Vector Ltd.	588	1,184
		7,607
Oil, Gas & Consumable Fuels - 2.7%
Caltex Australia Ltd.	468	10,275
Idemitsu Kosan Co. Ltd.	156	2,374
New Hope Corp. Ltd.	672	832
Origin Energy Ltd.^	723	3,096
Santos Ltd.	1,155	3,227
Showa Shell Sekiyu KK	468	3,671
TonenGeneral Sekiyu KK	1,491	14,380
Woodside Petroleum Ltd.	2,667	54,156
		92,011
Personal Products - 1.0%
Kao Corp.	690	31,076
Pola Orbis Holdings, Inc.	27	1,666
		32,742
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	4,323	55,675
Hisamitsu Pharmaceutical Co., Inc.	102	3,393
KYORIN Holdings, Inc.	81	1,233
Mitsubishi Tanabe Pharma Corp.	432	7,580
Mochida Pharmaceutical Co. Ltd.	18	1,037
Otsuka Holdings Co. Ltd.	717	22,759
Sawai Pharmaceutical Co. Ltd.	39	2,256
Takeda Pharmaceutical Co. Ltd.	981	42,825
		136,758

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Professional Services - 0.1%
Seek Ltd.	219	$1,845

Real Estate Investment Trusts (REITs) - 9.0%
Ascendas Real Estate Investment Trust	8,697	14,301
CapitaLand Commercial Trust Ltd.	11,445	10,777
CapitaLand Mall Trust	14,430	19,266
Champion REIT	3,594	1,790
Dexus Property Group	3,360	16,862
Federation Centres	11,304	21,740
Goodman Group	5,982	24,563
GPT Group/The	6,117	19,364
Kiwi Property Group Ltd.	5,787	4,754
Link REIT	13,488	73,966
Mirvac Group	11,997	14,484
Scentre Group	19,905	54,488
Shopping Centres Australasia Property Group	2,784	3,811
Stockland	7,662	20,705
Suntec Real Estate Investment Trust	6,438	6,786
		307,657
Real Estate Management & Development - 7.2%
Daito Trust Construction Co. Ltd.	339	34,263
Frasers Centrepoint Ltd.	915	955
Hang Lung Properties Ltd.	6,564	14,703
Henderson Land Development Co. Ltd.	2,052	12,206
Hongkong Land Holdings Ltd.	1,935	12,790
Hysan Development Co. Ltd.	2,340	9,722
Kerry Properties Ltd.	1,554	4,251
Lend Lease Group	714	6,290
Sino Land Co. Ltd.	9,171	13,892
Sumitomo Real Estate Sales Co. Ltd.	21	534
Sun Hung Kai Properties Ltd.	5,955	77,222
Swire Pacific Ltd., Class A	1,338	14,925
Swire Properties Ltd.	1,887	5,211
UOL Group Ltd.	1,635	6,905
Wharf Holdings Ltd./The	4,446	24,955
Wheelock & Co. Ltd.	1,128	4,876
Wing Tai Holdings Ltd.	1,233	1,447
		245,147
Road & Rail - 2.4%
Asciano Ltd.	585	3,449
Aurizon Holdings Ltd.	3,990	14,031
ComfortDelGro Corp. Ltd.	7,923	15,979
Hitachi Transport System Ltd.	42	688
Kintetsu Group Holdings Co. Ltd.	2,535	9,065
MTR Corp. Ltd.	3,405	14,762
Nagoya Railroad Co. Ltd.	1,005	3,929
Nippon Express Co. Ltd.	852	4,041
SMRT Corp. Ltd.	849	779
West Japan Railway Co.	249	15,528
		82,251
Semiconductors & Semiconductor Equipment - 0.1%
ASM Pacific Technology Ltd.	237	1,546
Disco Corp.	30	2,090
		3,636
Software - 0.3%
Oracle Corp.	120	5,041
Trend Micro, Inc.	123	4,322
		9,363
Specialty Retail - 0.7%
Autobacs Seven Co. Ltd.	294	4,860
Shimachu Co. Ltd.	144	3,142
Shimamura Co. Ltd.	66	7,075
USS Co. Ltd.	618	10,221
		25,298
Technology Hardware, Storage & Peripherals - 1.9%
Canon, Inc.	2,262	65,127
Toshiba TEC Corp.	162	513
		65,640
Textiles, Apparel & Luxury Goods - 0.6%
Li & Fung Ltd.	11,898	9,073
Prada SpA	378	1,449
Texwinca Holdings Ltd.	1,224	1,099
Wacoal Holdings Corp.	210	2,500
Yue Yuen Industrial Holdings Ltd.	1,935	7,153
		21,274
Tobacco - 1.9%
Japan Tobacco, Inc.	2,127	65,513

Trading Companies & Distributors - 2.1%
Marubeni Corp.	1,815	8,833
Mitsubishi Corp.	1,455	23,693
Mitsui & Co. Ltd.	2,358	26,348
Sumitomo Corp.	1,239	11,898
		70,772
Transportation Infrastructure - 0.7%
Auckland International Airport Ltd.	975	3,042
Hopewell Highway Infrastructure Ltd.	3,021	1,505
Hutchison Port Holdings Trust	11,295	6,212
Kamigumi Co. Ltd.	291	2,368
Macquarie Atlas Roads Group	738	2,015
SIA Engineering Co. Ltd.	954	2,467
Sydney Airport	1,491	6,237
		23,846
Wireless Telecommunication Services - 5.3%
KDDI Corp.	4,821	107,178
M1 Ltd.	1,185	2,348
NTT DOCOMO, Inc.	3,921	65,140
StarHub Ltd.	2,298	5,588
		180,254
Total Common Stocks
(Cost $3,243,021)		3,042,246

Investment Companies - 6.2%
Exchange Traded Funds - 6.2%
SPDR MSCI South Korea Quality Mix ETF	1,480	34,883
iShares MSCI South Korea Capped ETF	3,609	176,047
Total Investment Companies (Cost $207,474)		210,930

Total Investment Securities (Cost $3,450,495) - 95.3%		3,253,176
Other assets less liabilities — 4.7%		161,761
Net Assets — 100.0%		$3,414,937

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Asia Pacific Quality Dividend ETF

Schedule of Investments

September 30, 2015 (Unaudited)

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At September 30, 2015, the value of these securities amounted to $3,096 or 0.09% of net assets.
CDI	Chess Depositary Interest
REIT	Real Estate Investment Trust

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,737
Aggregate gross unrealized depreciation	(213,056)
Net unrealized depreciation	$(197,319)
Federal income tax cost of investments	$3,450,495

O'Shares FTSE Asia Pacific Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of September 30, 2015:

Australia	22.6%
China	0.1%
Hong Kong	15.5%
Ireland	0.2%
Italy	0.1%
Japan	41.5%
New Zealand	1.8%
Singapore	6.6%
United Kingdom	0.7%
United States	6.2%
Other [1]	4.7%
100.0%

1	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

FQF Trust

O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF

Schedule of Investments

September 30, 2015 (Unaudited)

	Number of Shares	Value
Exchange Traded Fund - 87.8%
O'Shares FTSE Asia Pacific Quality Dividend ETF‡	95,000	$2,162,929
Total Exchange Traded Fund (Cost $2,222,761)		2,162,929

Total Investment Securities (Cost $2,222,761) - 87.8%		2,162,929
Other assets less liabilities — 12.2%		300,937
Net Assets — 100.0%		$2,463,866

‡ Affiliated company as defined under the Investment Company Act of 1940.

As of September 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(59,832)
Net unrealized depreciation	$(59,832)
Federal income tax cost of investments	$2,222,761

Investment in a company which was affiliated for the period ending September 30, 2015 was as follows:

Security	Value August 25, 2015*	Purchases at Cost	Sales at Cost	Value September 30, 2015	Dividend Income	Realized Gain/(Loss)
O'Shares FTSE Asia Pacific Quality Dividend ETF	$–	$2,222,761	$–	$2,162,929	$5,445	$–

* Commencement of investment operations.

Further information about the affiliated Underlying Fund may be found herein.

Forward Currency Contracts

O'Shares FTSE Asia Pacific Quality Dividend Hedged ETF had the following open forward currency contracts as of September 30, 2015:

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	JPMorgan Chase Bank NA	10/30/15	(757,168)	$528,973	$530,623	$(1,650)
U.S. Dollar vs. Japanese Yen	JPMorgan Chase Bank NA	10/30/15	(111,075,079)	927,287	926,214	1,073
U.S. Dollar vs. New Zealand Dollar	JPMorgan Chase Bank NA	10/30/15	(62,242)	39,454	39,707	(253)
U.S. Dollar vs. Singapore Dollar	JPMorgan Chase Bank NA	10/30/15	(201,168)	140,681	141,222	(541)
						$(1,371)

See accompanying notes to schedule of investments.

FQF Trust — O’Shares Investments Funds

Notes to Financial Statements

September 30, 2015 (Unaudited)

1.	Organization

FQF Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust currently includes five series of the O’Shares Investments Funds (collectively the ‘‘Funds’’ or individually a ‘‘Fund’’): O’Shares FTSE U.S. Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend ETF, O’Shares FTSE Europe Quality Dividend Hedged ETF, O’Shares FTSE Asia Pacific Quality Dividend ETF, and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF. FFCM, LLC (the ‘‘Adviser’’) is the investment adviser to each Fund. Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the ‘‘1940 Act’’), as amended.

Each Fund seeks to track the performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds will achieve their respective investment objectives.

The O’Shares FTSE U.S. Quality Dividend ETF commenced operations on July 14, 2015. The O’Shares FTSE Europe Quality Dividend ETF and O’Shares FTSE Asia Pacific Quality Dividend ETF commenced operations on August 19, 2015. The O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF commenced operations on August 25, 2015.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of a Fund’s shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of such security, the security will be valued by another method that the Funds’ Valuation Committee believes will better reflect fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the “Trustees”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Open-end investment companies are valued at their net asset value or market value.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FFQF Trust — O’Shares Investments Funds

Notes to Financial Statements (continued)

September 30, 2015 (Unaudited)

The following is a summary of the valuations as of September 30, 2015 for each Fund based upon the three levels defined above:

	LEVEL 1- Quoted Prices	LEVEL 2 - Other Significant Observable Inputs		LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Common Stocks	Forward Currency Contracts		Totals
O’Shares FTSE U.S. Quality Dividend ETF
Assets:	$25,532,326	$—	$—	$—	$25,532,326
Liabilities:	—	—	—	—	—
Totals:	$25,532,326	$—	$—	$—	$25,532,326
O’Shares FTSE Europe Quality Dividend ETF
Assets:	$3,383,093	$—	$—	$—	$3,383,093
Liabilities:	—	—	—	—	—
Totals:	$3,383,093	$—	$—	$—	$3,383,093
O’Shares FTSE Europe Quality Dividend Hedged ETF
Assets:	$2,180,929	$—	$7,763	$—	$2,188,692
Liabilities:	—	—	(111)	—	(111)
Totals:	$2,180,929	$—	$7,652	$—	$2,188,581
O’Shares FTSE Asia Pacific Quality Dividend ETF
Assets:
Sector Oil, Gas,& Consumable Fuels	$—	$3,096	$—	$—	$3,096
Other*	3,250,080	—	—	—	3,250,080
Liabilities:	—	—	—	—	—
Totals:	$3,250,080	$3,096	$—	$—	$3,253,176
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF
Assets:	$2,162,929	$—	$1,073	$—	$2,164,002
Liabilities:	—	—	(2,444)	—	(2,444)
Totals:	$2,162,929	$—	$(1,371)	$—	$2,161,558

*See Schedules of Investments for segregation by industry type.

For the period ended September 30, 2015, there were no Level 3 investments held in a Fund for which significant unobservable inputs were used to determine fair value. Please refer to the Schedules of Investments to view equity securities segregated by industry type.

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in real estate investment trusts (“REITs”). Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Futures

The Funds may purchase or sell stock index futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made.

FQF Trust — O’Shares Investments Funds

Notes to Financial Statements (continued)

September 30, 2015 (Unaudited)

The Funds generally choose to engage in closing or offsetting transactions before final settlement wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is done at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is done at a lower (higher) price, inclusive of commissions.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash, U.S. government and agency obligations or other liquid assets in accordance with the initial margin requirements of the broker or exchange. This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

Although the Funds intend to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that a Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national securities exchange with an active and liquid secondary market. None of the Funds had any futures outstanding for the period ended September 30, 2015.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts for a variety of reasons, including hedging and extracting investment returns. Forward foreign currency contracts may be considered “derivatives” — financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). A forward foreign currency contract involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging). Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities. Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency. Position hedging and transaction hedging generally involve a Fund seeking to “lock in” the exchange rate between currencies. Purchasing a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that a Fund intends to acquire may serve as a long hedge. Alternatively, selling a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency may serve as a short hedge. Currency hedges do not protect against price movements in the securities that are attributable to other causes.

A Fund might seek to hedge against changes in the value of a particular currency when no forward currency contracts on that currency are available or such forward currency contracts are more expensive than certain other derivative instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using forward currency contracts on another currency or a basket of currencies, the values of which the Adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the forward currency contract will not correlate perfectly with movements in the price of the currency subject to the hedging transaction is magnified when this strategy is used.

Except for the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF, no Fund is obligated to actively engage in currency hedging transactions; therefore, such a Fund may not attempt to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss. Further, a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that the Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

At or before settlement of a forward foreign currency contract, a Fund may either deliver the currency or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract; or, if the forward foreign currency contract is cash settled, pay or receive the difference between it and its counterparty’s obligations under the contract. If a Fund makes delivery of a currency at or before the settlement of a forward foreign currency contract, it may be required to obtain the currency through the conversion of assets into the currency. A Fund may close out a forward foreign currency contract obligating it to purchase currency by selling an offsetting contract. If a Fund engages in an offsetting transaction, it may later enter into a new forward foreign currency contract to sell the currency. If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward foreign currency contract prices.

FQF Trust — O’Shares Investments Funds

Notes to Financial Statements (continued)

September 30, 2015 (Unaudited)

During the period ended September 30, 2015, the O’Shares FTSE Europe Quality Dividend Hedged ETF and O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF held forward foreign currency contracts with an average monthly settlement value as follow:

Fund	Average Settlement Value
O’Shares FTSE Europe Quality Dividend Hedged ETF	$2,130,372
O’Shares FTSE Asia Pacific Quality Dividend Hedged ETF	1,688,103

Swap Agreements

The Funds may enter into swap agreements. The Funds may enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. When a Fund is a protection seller in a credit default swap, it will segregate liquid assets equal to the full notional value of the swap. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ net asset value (“NAV”) over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. None of the Funds had any swap agreements outstanding for the period ended September 30, 2015.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements with financial institutions in pursuit of its investment objectives, as “cover” for the investment techniques it employs, or for liquidity purposes. Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement.

In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement. None of the Funds had any repurchase agreements outstanding for the period ended September 30, 2015.

FQF Trust — O’Shares Investments Funds

Notes to Financial Statements (continued)

September 30, 2015 (Unaudited)

3.	Principal Risks

The Funds are subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Asia-Pacific Risk: Investments in securities of issuers in Asia-Pacific countries involve risks that are specific to the Asia-Pacific region, including certain legal, regulatory, political and economic risks. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. Many Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained. Some Asia-Pacific economies are highly dependent on trade and economic conditions in other countries can impact these economies.

Depositary Receipts Risk: The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Derivatives Risk:  Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, a Fund could lose more than the amount it invests. Derivatives may be highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price.

Derivatives may be subject to counterparty risk, which includes the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of, or other non-compliance by, the other party to the transaction.

Dividend Paying Stocks Risk: Involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund's purchase of such a company’s securities.

Equity Investing Risk: An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on a Fund.

Europe Risk: Decreasing imports or exports, changes in governmental or E.U. regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe.

Exchange-Traded Funds and Other Investment Companies Risk: The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic, economic, foreign market and trading risks. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns.

Forward and Futures Contracts Risk: The primary risks associated with the use of forward and futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a forward contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and other economic factors; (v) the possibility that the counterparty to a forward contract will default in the performance of its obligations; and (vi) a Fund may have insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and may have to sell investments at a time when it may be disadvantageous to do so.

Hedging Risk: A Fund’s hedging strategies may not be successful and even if they are successful the Fund’s exposure to foreign currency fluctuations is not expected to be fully hedged at all times.

Industry Concentration Risk:  To the extent that a Fund’s Target Index is concentrated in a particular industry, the Fund also will be expected to be concentrated in that industry, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry.

International Closed Market Trading Risk: If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to net asset value that may be greater than those incurred by other exchange-traded funds.

FQF Trust — O’Shares Investments Funds

Notes to Financial Statements (continued)

September 30, 2015 (Unaudited)

Large-Capitalization Stock Risk: The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Leverage Risk:  A Fund could become exposed to leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on a Fund.

Mid-Capitalization Stock Risk: The stocks of mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of stocks during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations and may have limited product lines, markets or financial resources.

Passive Investment Risk:  The Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the Target Index. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Fund employed an active strategy.

Premium/Discount Risk: Although it is expected that the market price of a Fund’s shares typically will approximate its NAV, there may be times when the market price and the NAV differ and a Fund’s shares may trade at a premium or discount to NAV.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Tracking Error Risk:  The investment performance of a Fund may diverge from that of its Target Index due to, among other things, fees and expenses paid by a Fund that are not reflected in the Target Index. If a Fund is small, it may experience greater tracking error.

Volatility Risk: There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has been historically and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FQF Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President
November 23, 2015

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 23, 2015